Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$3,477	$3,084
1.000% due 07/09/2029		88	81
3.500% due 07/09/2041 þ		920	690

Total Argentina (Cost $3,157)			3,855

AUSTRALIA 4.2%
CORPORATE BONDS & NOTES 0.2%
Bank of Queensland Ltd.
3.300% due 07/30/2029	EUR	30,377	34,986
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	224,800	155,131
5.713% due 12/30/2057 «(b)		12,700	8,773
5.863% due 12/30/2057 «(b)		8,900	6,148
6.163% due 12/30/2057 «(b)		4,700	3,247
6.563% due 12/30/2057 «(b)		3,400	2,349

			175,648

SOVEREIGN ISSUES 3.1%
Australia Government Bonds
1.750% due 06/21/2051		8,800	3,131
2.500% due 05/21/2030		15,800	10,219
Australian Capital Territory
4.750% due 10/23/2030		69,700	48,222
New South Wales Treasury Corp.
1.750% due 03/20/2034		224,070	122,341
2.000% due 03/08/2033		49,600	28,611
4.750% due 09/20/2035		23,400	15,628
4.750% due 02/20/2037		37,300	24,493
Queensland Treasury Corp.
1.500% due 08/20/2032		167,400	95,311
1.750% due 07/20/2034		59,100	31,819
2.000% due 08/22/2033		11,000	6,248
5.000% due 03/10/2036		76,600	51,856
5.250% due 07/21/2036		29,600	20,356
Treasury Corp. of Victoria
1.500% due 09/10/2031		3,600	2,118
2.000% due 09/17/2035		34,900	18,361
2.000% due 11/20/2037		56,700	27,556
2.250% due 09/15/2033		102,100	58,759
2.250% due 11/20/2034		42,600	23,598
4.250% due 12/20/2032		34,900	23,248
5.500% due 09/15/2039		19,600	13,326

			625,201

Total Australia (Cost $796,030)			835,835

BELGIUM 0.0%
CORPORATE BONDS & NOTES 0.0%
KBC Group NV
5.796% due 01/19/2029 •		$8,000	8,141

Total Belgium (Cost $8,000)			8,141

BERMUDA 0.1%
ASSET-BACKED SECURITIES 0.1%
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		$13,100	13,116
Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		7,107	7,112

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •		1,700	1,700

Total Bermuda (Cost $21,907)			21,928

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	1,252,632	234,705
0.000% due 04/01/2027 (d)		867,733	152,752

Total Brazil (Cost $389,435)			387,457

BULGARIA 0.2%
SOVEREIGN ISSUES 0.2%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	13,200	14,709
4.125% due 07/18/2045		20,000	21,959

Total Bulgaria (Cost $37,909)			36,668

CANADA 2.8%
CORPORATE BONDS & NOTES 0.5%
Bank of Nova Scotia
4.299% due 03/20/2028	$	13,700	13,699
Canadian Imperial Bank of Commerce
4.242% due 04/01/2031		21,000	20,902
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,000	10,219
Royal Bank of Canada
4.658% (SOFRINDX + 1.030%) due 02/04/2031 ~	$	40,900	41,172
4.969% due 08/02/2030 •		8,300	8,366

			94,358

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	525	370
2.867% due 02/12/2055 ~		16,700	11,460
3.650% due 08/12/2053		2,482	1,750

			13,580

SOVEREIGN ISSUES 2.2%
Canada Government Bonds
1.750% due 12/01/2053		20,660	9,547
Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		13,078	9,018
Export Development Canada
4.500% due 01/28/2030	GBP	6,200	8,267
7.130% due 03/11/2029	INR	2,313,900	24,346
Province of British Columbia
4.150% due 06/18/2034	CAD	112,100	82,092
Province of Ontario
3.650% due 06/02/2033		32,300	23,094
Province of Quebec
3.600% due 09/01/2033		321,000	227,920
4.450% due 09/01/2034		94,600	70,572

			454,856

Total Canada (Cost $564,356)			562,794

CAYMAN ISLANDS 2.5%
ASSET-BACKED SECURITIES 2.1%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •	$	7,617	7,632
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		9,200	9,206
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		14,200	14,215
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		1,900	1,901
Bain Capital Credit CLO Ltd.
4.727% due 07/24/2034 •		4,900	4,903
Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •		9,900	9,905
Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •		4,000	4,004

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Canyon CLO Ltd.
4.753% due 07/15/2034 •	3,000	3,001
Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(b)	15,100	15,100
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •	11,300	11,305
Crown City CLO III
0.000% due 07/20/2034 «~(b)	5,100	5,100
Elevation CLO Ltd.
4.797% due 07/25/2034 •	9,300	9,311
4.955% due 01/25/2035 •	9,300	9,304
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •	306	306
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •	3,393	3,396
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •	3,000	3,004
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •	9,400	9,412
Harvest U.S. CLO Ltd.
4.986% due 04/18/2037 •	8,700	8,721
ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •	9,900	9,912
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •	9,900	9,911
Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •	13,300	13,312
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •	4,500	4,502
LCM 36 Ltd.
4.743% due 01/15/2034 •	2,000	2,001
LoanCore Issuer Ltd.
5.040% due 11/15/2038 •	334	335
Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(b)	10,000	10,000
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •	4,000	4,002
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •	10,500	10,511
Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •	12,300	12,314
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •	9,800	9,811
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •	10,100	10,107
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •	900	901
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •	9,800	9,805
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(b)	11,900	11,900
OZLM XXIV Ltd.
5.097% due 07/20/2032 •	1,301	1,302
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •	12,200	12,214
Riserva CLO Ltd.
4.725% due 01/18/2034 •	7,597	7,600
Romark CLO—IV Ltd.
4.819% due 07/10/2034 •	4,300	4,305
Romark CLO V Ltd.
4.863% due 01/15/2035 •	12,200	12,202
Romark Credit Funding Ltd.
5.423% due 07/29/2043	11,500	11,529
Sandstone Peak Ltd.
4.843% due 04/15/2038 •	4,900	4,902
Sound Point CLO IX Ltd.
5.147% due 07/20/2032 •	6,382	6,387
Sound Point CLO XXIII
5.105% due 07/15/2034 •	7,400	7,411
Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •	3,060	3,061
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •	4,800	4,806
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •	14,900	14,913
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •	11,800	11,806
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •	3,600	3,603
Valerie Asset Ltd.
5.219% due 09/15/2050 «(j)	64,994	63,935
5.267% due 09/15/2050 «(j)	9,228	8,295
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •	1,500	1,502

		428,823

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

CORPORATE BONDS & NOTES 0.3%
Foxconn Far East Ltd.
1.875% due 08/25/2028		5,200	4,908
Gaci First Investment Co.
5.250% due 01/29/2034		9,300	9,300
5.625% due 07/29/2034		2,700	2,765
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	6,700	7,659
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$22,100	22,211
Sands China Ltd.
5.400% due 08/08/2028		9,200	9,272

			56,115

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd.
5.268% due 10/25/2028		9,700	9,821

Total Cayman Islands (Cost $493,602)			494,759

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds
4.850% due 01/22/2029		$15,700	15,844

Total Chile (Cost $15,709)			15,844

CHINA 7.6%
SOVEREIGN ISSUES 7.6%
China Development Bank
2.630% due 01/08/2034	CNY	3,823,540	600,494
2.820% due 05/22/2033		2,977,280	472,024
China Government Bonds
1.650% due 05/15/2035		1,054,000	155,083
1.920% due 01/15/2055		517,100	70,956
2.190% due 09/25/2054		846,400	123,039
3.190% due 04/15/2053 (h)		8,080	1,415
3.530% due 10/18/2051		707,500	130,158

Total China (Cost $1,466,808)			1,553,169

COLOMBIA 1.4%
SOVEREIGN ISSUES 1.4%
Colombia Government International Bonds
6.125% due 01/21/2031		$17,700	17,894
6.500% due 01/21/2033		36,200	36,815
Colombia TES
9.250% due 05/28/2042	COP	18,924,000	4,508
11.500% due 07/25/2046		27,962,500	7,937
11.750% due 01/24/2035		345,196,300	99,197
12.000% due 03/13/2058		5,924,800	1,714
12.750% due 11/28/2040		112,334,700	34,288
13.250% due 02/09/2033		276,018,600	85,213

Total Colombia (Cost $264,243)			287,566

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	24,750	29,754
6.001% due 01/16/2036		13,250	16,029

Total Costa Rica (Cost $44,499)			45,783

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	26,055	3,261
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		42,091	5,295
Nykredit Realkredit AS
1.000% due 10/01/2053		2	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

1.500% due 10/01/2053		31,293	3,887
Realkredit Danmark AS
1.000% due 01/01/2027		422,095	64,138
1.500% due 10/01/2053		33,819	4,200

Total Denmark (Cost $85,277)			80,781

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government Bonds
19.698% due 10/14/2030	EGP	906,400	17,585

Total Egypt (Cost $19,271)			17,585

FRANCE 3.4%
CORPORATE BONDS & NOTES 0.5%
Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	13,958
BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,727
5.738% due 02/20/2035 •		13,300	13,667
5.786% due 01/13/2033 •		11,800	12,194
BPCE SA
5.876% due 01/14/2031 •		3,900	4,008
6.293% due 01/14/2036 •		11,500	12,020
Credit Agricole SA
5.862% due 01/09/2036 •		30,162	31,076

			99,650

SOVEREIGN ISSUES 2.9%
French Republic Government Bonds OAT
2.700% due 02/25/2031	EUR	33,700	38,090
2.750% due 02/25/2029		121,600	138,956
2.750% due 02/25/2030		361,800	412,111

			589,157

Total France (Cost $657,796)			688,807

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
2.552% due 01/07/2028 •		$8,200	8,120
Kreditanstalt fuer Wiederaufbau
4.250% due 02/15/2030	GBP	13,900	18,401

Total Germany (Cost $26,129)			26,521

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bonds
5.500% due 03/26/2036		$5,800	5,832

Total Hungary (Cost $5,696)			5,832

IRELAND 3.6%
ASSET-BACKED SECURITIES 3.1%
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR	11,400	13,026
Arbour CLO DAC
3.613% due 05/15/2038 •		4,350	4,980
Arcano Euro CLO II DAC
3.415% due 07/25/2039 •		13,900	15,898
ARES European CLO XIV DAC
3.234% due 10/21/2034 •		826	945
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•		740	846
ARES European CLO XV DAC
3.154% due 01/15/2036 •		8,335	9,534
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •		22,400	25,623
Barings Euro CLO DAC
3.426% due 08/15/2039 •		12,600	14,408
3.444% due 10/21/2038 •		18,700	21,399
BlackRock European CLO III DAC
3.118% due 07/19/2035 •		6,629	7,584

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

BNPP AM Euro CLO DAC
2.854% due 10/15/2031 •		1,029	1,175
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •		9,300	10,646
Cairn CLO VII DAC
2.820% due 01/31/2030 •		1,288	1,472
Cairn CLO XI DAC
3.434% due 01/15/2040 •		8,300	9,491
Capital Four CLO IV DAC
3.394% due 04/15/2038 •		6,400	7,313
Capital Four CLO X DAC
3.415% due 10/25/2038 •		9,100	10,411
Carlyle Euro CLO DAC
3.194% due 10/15/2035 •		17,000	19,446
3.493% due 08/15/2038 •		25,000	28,622
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		11,080	12,679
CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		14,200	16,235
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •		4,600	5,269
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •		15,100	17,275
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		9,642	11,014
Dryden 73 Euro CLO DAC
3.144% due 01/15/2034 •		6,063	6,936
Dryden Euro CLO
3.498% due 10/18/2039 •		8,300	9,491
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •		12,900	14,755
Harvest CLO XVI DAC
3.464% due 10/15/2038 •		14,900	17,051
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(b)		12,400	14,168
Hayfin Emerald CLO V DAC
3.449% due 11/17/2037 •		16,900	19,341
Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •		5,500	6,295
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~		6,600	7,549
Indigo Credit Management I DAC
3.464% due 10/15/2037 •		2,300	2,631
Indigo Credit Management II DAC
3.404% due 07/15/2038 •		28,000	32,042
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •		15,700	17,961
Invesco Euro CLO V DAC
3.224% due 01/15/2034 •		7,700	8,804
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •		6,300	7,204
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •		10,200	11,669
OCP Euro CLO DAC
3.468% due 10/20/2039 •		9,100	10,406
3.478% due 07/20/2036 •		12,600	14,408
3.527% due 04/15/2037 «•		11,200	12,797
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •		16,151	18,452
3.134% due 07/15/2035 •		1,018	1,164
3.253% due 05/15/2033 •		965	1,104
3.433% due 02/15/2035 •		20,954	23,958
Penta CLO 9 DAC
3.015% due 07/25/2036 •		8,400	9,608
Providus CLO V DAC
3.513% due 11/15/2039 •		12,200	13,956
Providus CLO VIII DAC
3.415% due 11/20/2038 •		14,000	16,004
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •		10,000	11,439
Sculptor European CLO IV DAC
3.365% due 04/27/2038 •		18,200	20,829
St. Paul’s CLO II DAC
3.145% due 10/25/2035 •		8,000	9,149
Tikehau CLO V DAC
3.404% due 10/15/2038 •		11,600	13,277
Tikehau CLO X DAC
3.483% due 04/20/2038 •		12,500	14,303
Trinitas Euro CLO I DAC
3.414% due 07/15/2039 •		6,000	6,869

			638,911

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF	35,800	43,871

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	34,600	39,595

			83,466

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Kinbane 2 DAC
3.378% due 08/24/2075 ~		12,229	13,997

Total Ireland (Cost $731,133)			736,374

ISRAEL 0.8%
SOVEREIGN ISSUES 0.8%
Israel Government International Bonds
4.500% due 01/17/2033		$11,200	10,817
5.375% due 03/12/2029		19,550	19,761
5.375% due 02/19/2030		79,200	80,318
5.500% due 03/12/2034		8,200	8,324
5.625% due 02/19/2035		15,000	15,353
5.750% due 03/12/2054		22,900	21,927

Total Israel (Cost $154,213)			156,500

ITALY 1.3%
CORPORATE BONDS & NOTES 0.2%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	16,881
Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,992
8.248% due 11/21/2033 •		13,200	15,261

			49,134

SOVEREIGN ISSUES 1.1%
Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR	194,600	225,098
Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	5,900	8,027

			233,125

Total Italy (Cost $287,999)			282,259

JAPAN 4.2%
CORPORATE BONDS & NOTES 0.8%
Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$7,600	7,504
4.768% (SOFRRATE + 1.130%) due 09/12/2031 ~		31,000	31,287
Nippon Life Insurance Co.
4.748% due 04/02/2031		5,400	5,380
5.046% due 04/02/2033		4,100	4,112
Nomura Holdings, Inc.
2.329% due 01/22/2027		10,300	10,185
NTT Finance Corp.
4.665% (SOFRRATE + 1.030%) due 06/20/2031 ~(b)		28,600	28,595
5.012% due 11/01/2031 (b)		4,100	4,095
5.259% due 11/01/2033 (b)		17,300	17,252
5.483% due 11/01/2036 (b)		500	498
Olympus Corp.
2.143% due 12/08/2026		8,700	8,607
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		12,600	12,491
4.825% (SOFRRATE + 1.190%) due 07/08/2031 ~		8,100	8,164
Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2029		16,400	16,646

			154,816

SOVEREIGN ISSUES 3.4%
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	15,757,562	97,301
0.100% due 03/10/2029 (f)		5,029,010	30,914
Japan Government Five Year Bonds
0.400% due 06/20/2029		6,120,000	36,415
Japan Government Forty Year Bonds
2.200% due 03/20/2064		10,823,000	44,935
Japan Government Thirty Year Bonds
0.500% due 09/20/2046		5,480,000	18,660
0.500% due 03/20/2049		10,483,000	32,507
0.700% due 12/20/2048		9,439,000	31,273
0.700% due 12/20/2050		4,080,000	12,627
0.700% due 03/20/2051		4,080,000	12,514

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

0.700% due 06/20/2051		9,715,000	29,529
0.700% due 12/20/2051		590,000	1,762
1.000% due 03/20/2052		2,860,000	9,333
1.300% due 06/20/2052 (h)		1,760,000	6,236
1.400% due 09/20/2045		1,330,000	5,720
1.400% due 03/20/2053		1,390,000	5,000
1.800% due 03/20/2054		775,500	3,064
2.200% due 06/20/2054		3,886,350	16,926
2.300% due 12/20/2054		2,950,300	13,130
2.400% due 03/20/2055		21,000	96
3.200% due 09/20/2055		4,850,000	26,190
3.400% due 12/20/2055		4,315,200	24,222
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		14,093,700	59,622
0.500% due 03/20/2041		2,583,700	10,813
1.100% due 09/20/2042		9,710,000	42,891
1.800% due 09/20/2044		10,720,000	50,777
2.400% due 03/20/2045		9,271,000	48,103
3.200% due 12/20/2045		5,359,800	31,151

			701,711

Total Japan (Cost $1,269,740)			856,527

JERSEY, CHANNEL ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.4%
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •		$14,400	14,416
4.814% due 04/22/2035 •		12,800	12,811
4.840% due 07/17/2035 •		5,000	5,005
Capital Four U.S. CLO II Ltd.
5.055% due 01/20/2037 •		11,700	11,726
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •		2,500	2,501
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		2,300	2,302
Golub Capital Partners CLO 74 B Ltd.
4.852% due 07/25/2037 •		17,925	17,948
Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •		5,700	5,711
Invesco CLO Ltd.
4.825% due 07/20/2035 •		11,500	11,514
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		4,631	4,629

			88,563

CORPORATE BONDS & NOTES 0.1%
Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(j)		19,000	18,688

Total Jersey, Channel Islands (Cost $107,456)			107,251

KAZAKHSTAN 0.0%
SOVEREIGN ISSUES 0.0%
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	3,838,000	8,359

Total Kazakhstan (Cost $7,086)			8,359

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bonds
4.016% due 10/09/2028		$41,200	40,671
4.136% due 10/09/2030		20,500	20,124
4.804% due 04/20/2033 (j)		5,000	4,991
4.804% due 04/20/2033		50,900	50,814

Total Kuwait (Cost $117,600)			116,600

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.0%
Logicor Financing SARL
1.625% due 07/15/2027	EUR	1,300	1,464

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Fennovoima OYJ
TBD% - 4.680% (EUR003M + 2.324%) due 07/10/2028 «~µ(j)		2,976	3,405
4.641% (EUR003M + 2.317%) due 07/10/2028 «~(j)		5,713	6,576

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

4.680% (EUR003M + 2.324%) due 07/10/2028 «~(j)		2,714	3,124

			13,105

SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL
5.500% due 08/17/2030 (k)		$98,400	98,922

Total Luxembourg (Cost $113,016)			113,491

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,007
4.550% due 04/21/2050		3,300	2,885
4.800% due 04/21/2060		4,200	3,728

			9,620

SOVEREIGN ISSUES 1.2%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	79,740	18,901
3.519% due 04/20/2028		765,672	188,852
3.582% due 07/15/2032		23,340	5,759
Malaysia Government Investment Issue
4.193% due 10/07/2032		137,260	34,991

			248,503

Total Malaysia (Cost $230,307)			258,123

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bonds
5.000% due 04/27/2051		$6,100	4,828

Total Mexico (Cost $5,690)			4,828

NETHERLANDS 0.2%
ASSET-BACKED SECURITIES 0.1%
Contego CLO III BV
3.454% due 04/15/2038 •	EUR	17,200	19,676

CORPORATE BONDS & NOTES 0.1%
ABN AMRO Bank NV
5.515% due 12/03/2035 •		$15,200	15,456

Total Netherlands (Cost $35,106)			35,132

NEW ZEALAND 0.0%
SOVEREIGN ISSUES 0.0%
New Zealand Government Bonds
1.500% due 05/15/2031	NZD	300	153

Total New Zealand (Cost $207)			153

NIGERIA 0.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR	7,563	8,622

Total Nigeria (Cost $7,916)			8,622

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS
1.900% due 01/19/2027	AUD	20,700	14,110

Total Norway (Cost $15,082)			14,110

PERU 1.9%
SOVEREIGN ISSUES 1.9%
Peru Government Bonds
6.850% due 08/12/2035 (k)	PEN	59,600	18,351

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Peru Government International Bonds
2.780% due 12/01/2060		$4,700	2,578
3.230% due 07/28/2121		3,300	1,840
5.400% due 08/12/2034	PEN	280,100	80,079
6.150% due 08/12/2032		299,500	94,896
6.850% due 08/12/2035		291,273	89,681
6.900% due 08/12/2037		283,600	85,019
6.950% due 08/12/2031		15,441	5,139

Total Peru (Cost $362,188)			377,583

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$10,000	10,119
5.125% due 09/18/2034		6,100	6,138
5.375% due 02/12/2035		8,000	8,180

Total Poland (Cost $24,045)			24,437

QATAR 0.7%
CORPORATE BONDS & NOTES 0.4%
QatarEnergy
2.250% due 07/12/2031		$10,200	9,072
3.125% due 07/12/2041		1,600	1,211
3.300% due 07/12/2051		4,600	3,153
4.625% due 06/23/2029		61,500	61,125

			74,561

SOVEREIGN ISSUES 0.3%
Qatar Government International Bonds
4.800% due 04/08/2033		60,300	60,624

Total Qatar (Cost $136,552)			135,185

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bonds
1.750% due 07/13/2030	EUR	12,500	12,977
2.124% due 07/16/2031		800	816
2.125% due 03/07/2028		14,800	16,586
5.000% due 09/27/2026		5,355	6,147
5.125% due 09/24/2031		31,330	36,617
5.250% due 03/10/2030		13,000	15,433
5.500% due 09/18/2028		9,000	10,691
6.625% due 09/27/2029 (h)		13,100	16,171

Total Romania (Cost $110,842)			115,438

SAUDI ARABIA 1.1%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co.
2.250% due 11/24/2030 (h)		$1,200	1,073
4.750% due 06/02/2030		1,300	1,295

			2,368

SOVEREIGN ISSUES 1.1%
Saudi Government International Bonds
3.250% due 10/22/2030		4,300	4,050
3.375% due 03/05/2032	EUR	18,700	21,101
4.750% due 01/18/2028		$32,100	32,120
4.750% due 01/16/2030		51,500	51,432
4.875% due 07/18/2033		7,200	7,164
5.000% due 01/16/2034		35,500	35,546
5.125% due 01/13/2028		44,400	44,711
5.375% due 01/13/2031		27,600	28,185

			224,309

Total Saudi Arabia (Cost $223,680)			226,677

SERBIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Telecom Serbia
3.967% (EUR006M + 2.606%) due 06/11/2029 «~	EUR	16,626	18,739

Total Serbia (Cost $17,926)			18,739

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

SINGAPORE 0.1%
ASSET-BACKED SECURITIES 0.1%
Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•		$13,334	13,308

Total Singapore (Cost $13,334)			13,308

SLOVAKIA 0.1%
CORPORATE BONDS & NOTES 0.1%
365 bank AS
7.125% due 07/04/2028 •	EUR	18,500	21,906

Total Slovakia (Cost $21,971)			21,906

SOUTH AFRICA 2.1%
SOVEREIGN ISSUES 2.1%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	232,700	12,179
7.000% due 02/28/2031		461,300	27,203
8.000% due 01/31/2030		1,044,300	64,290
8.500% due 01/31/2037		307,900	18,726
8.875% due 02/28/2035		3,869,200	244,799
9.000% due 01/31/2040		911,700	56,305

Total South Africa (Cost $383,288)			423,502

SOUTH KOREA 1.6%
SOVEREIGN ISSUES 1.6%
Korea Housing Finance Corp.
2.696% due 03/04/2031	EUR	28,100	31,642
2.765% due 09/02/2030		28,100	31,818
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	38,824,610	22,824
2.375% due 12/10/2028		113,568,490	71,168
2.625% due 06/10/2028		261,195,430	165,598

Total South Korea (Cost $382,504)			323,050

SPAIN 3.4%
SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	4,164
Spain Government Bonds
1.450% due 04/30/2029		19,213	21,261
2.400% due 05/31/2028		85,750	97,622
3.150% due 04/30/2035		91,140	103,677
3.200% due 10/31/2035		31,100	35,392
3.400% due 10/31/2036		33,700	38,681
3.450% due 10/31/2034		254,730	297,114
3.500% due 05/31/2029		70,600	82,567
Spain Government International Bonds
5.250% due 04/06/2029	GBP	900	1,212

Total Spain (Cost $681,964)			681,690

SUPRANATIONAL 1.4%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank
2.500% due 04/14/2027	AUD	15,000	10,213

SOVEREIGN ISSUES 1.3%
European Union
3.375% due 12/12/2035	EUR	118,100	136,886

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

3.750% due 10/12/2045		114,600	129,271

			266,157

Total Supranational (Cost $284,633)			276,370

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
UBS Group AG
3.091% due 05/14/2032 •		$4,800	4,406
3.869% due 01/12/2029 •		7,680	7,593
4.282% due 01/09/2028		900	896
4.844% due 11/06/2033 •		25,200	24,765
5.428% due 02/08/2030 •		7,100	7,202
5.617% due 09/13/2030 •		11,500	11,772
5.699% due 02/08/2035 •		2,200	2,259

Total Switzerland (Cost $58,730)			58,893

THAILAND 0.7%
SOVEREIGN ISSUES 0.7%
Thailand Government Bonds
2.700% due 06/17/2040	THB	4,408,196	136,129

Total Thailand (Cost $140,558)			136,129

UNITED ARAB EMIRATES 0.8%
CORPORATE BONDS & NOTES 0.5%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$47,100	46,069
4.500% due 05/06/2030		5,200	5,158
5.000% due 05/06/2035		7,400	7,293
Emirates NBD Bank PJSC
5.125% due 06/29/2031		19,100	19,039
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		7,900	7,898
MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		6,600	6,774

			92,231

SOVEREIGN ISSUES 0.3%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		52,500	52,329

Total United Arab Emirates (Cost $144,804)			144,560

UNITED KINGDOM 7.2%
ASSET-BACKED SECURITIES 0.0%
Together Asset-Backed Securitisation 14 PLC
4.495% due 08/15/2066 ~	GBP	5,672	7,517

CORPORATE BONDS & NOTES 1.8%
Barclays PLC
5.674% due 03/12/2028 •		$9,800	9,880
6.490% due 09/13/2029 •		6,600	6,832
8.875% due 09/15/2027 •(g)(h)	GBP	10,100	13,887
9.250% due 09/15/2028 •(g)(h)		2,300	3,244
HSBC Holdings PLC
3.973% due 05/22/2030 •		$5,000	4,879
4.041% due 03/13/2028 •		4,100	4,085
4.583% due 06/19/2029 •		7,400	7,380
5.597% due 05/17/2028 •		16,900	17,049
Lloyds Banking Group PLC
5.590% due 11/26/2035 •		16,000	16,334
5.721% due 06/05/2030 •		28,500	29,260
7.875% due 06/27/2029 •(g)(h)	GBP	3,400	4,708
8.500% due 09/27/2027 •(g)(h)		1,000	1,374
Nationwide Building Society
2.972% due 02/16/2028 •		$13,800	13,661
NatWest Group PLC
4.892% due 05/18/2029 •		300	301
5.076% due 01/27/2030 •		5,732	5,770
5.125% due 05/12/2027 •(g)(h)	GBP	4,300	5,688
5.516% due 09/30/2028 •		$10,500	10,622
5.778% due 03/01/2035 •		57,100	59,237
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		33,409	27,214

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Santander U.K. Group Holdings PLC
4.707% (SOFRINDX + 1.070%) due 09/22/2029 ~		15,200	15,257
4.858% due 09/11/2030 •		3,000	2,998
Standard Chartered PLC
2.608% due 01/12/2028 •		11,100	10,987
6.187% due 07/06/2027 •		18,000	18,004
6.750% due 02/08/2028 •		14,000	14,178
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	33,700	33,939
7.750% due 04/15/2032		$28,600	25,865

			362,633

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Nscale AS
TBD%—8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		19,871	19,874
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	1,100	1,350

			21,224

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Aldbrook Mortgage Transaction PLC
4.596% due 12/18/2066 •		3,667	4,867
Bletchley Park Funding PLC
4.504% due 01/27/2070 •		3,231	4,284
Braccan Mortgage Funding PLC
0.000% due 04/17/2068 •		19,900	26,404
4.587% due 05/17/2067 •		12,858	17,066
4.607% due 01/17/2068 •		25,000	33,220
Elstree 1st PLC
4.454% due 01/21/2065 •		2,262	2,999
4.475% due 10/21/2065 •		3,604	4,775
EuroMASTR PLC
4.066% due 06/15/2040 •		46	60
Eurosail-U.K. PLC
4.566% due 09/13/2045 •		338	444
4.816% due 06/13/2045 •		65	86
Harvest Funding PLC
4.643% due 11/15/2069 •		31,200	41,392
Ludgate Funding PLC
2.282% due 01/01/2061 •	EUR	69	78
Mansard Mortgages PLC
4.516% due 12/15/2049 •	GBP	1,075	1,426
Mortimer PLC
4.576% due 09/22/2067 •		1,024	1,359
Newgate Funding PLC
2.362% due 12/01/2050 •	EUR	2,301	2,553
3.001% due 12/15/2050 •		2,271	2,585
3.651% due 12/15/2050 •		719	786
3.901% due 12/15/2050 •		1,180	1,292
4.036% due 12/01/2050 •	GBP	18	23
4.066% due 12/15/2050 •		1,905	2,404
4.866% due 12/15/2050 •		1,582	2,085
5.116% due 12/15/2050 •		892	1,155
Polaris PLC
4.464% due 06/27/2070 •		21,900	28,987
4.505% due 08/25/2068 •		3,949	5,234
4.554% due 10/27/2069 •		24,828	32,934
Resloc U.K. PLC
4.026% due 12/15/2043 •		249	326
4.086% due 12/15/2043 •		429	549
RMAC Securities No. 1 PLC
2.637% due 06/12/2044 •	EUR	48	52
4.016% due 06/12/2044 •	GBP	768	1,005
4.036% due 06/12/2044 •		2,073	2,706
4.049% due 06/12/2044 •		$107	104
Stratton Mortgage Funding PLC
4.646% due 06/28/2050 •	GBP	4,722	6,267
Towd Point Mortgage Funding-Granite 6 PLC
4.672% due 07/20/2053 •		13,944	18,507
Tower Bridge Funding PLC
4.627% due 05/20/2066 •		1,351	1,793
Trinity Square PLC
4.647% (SONIO/N + 0.900%) due 07/15/2059 ~		16,707	22,177
Twin Bridges PLC
0.000% due 10/17/2071 •(b)		17,900	23,746
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)		1	5,139
4.696% due 12/21/2049 •		9,733	12,977
5.396% due 12/21/2049 •		6,230	8,316
5.896% due 12/21/2049 •		3,115	4,132
6.396% due 12/21/2049 •		1,780	2,357

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

6.896% due 12/21/2049 •	1,780	2,338

		330,989

SOVEREIGN ISSUES 3.7%
U.K. Gilts
0.625% due 10/22/2050	38,900	18,245
1.250% due 07/31/2051	47,100	26,537
1.500% due 07/31/2053	29,830	17,365
1.750% due 01/22/2049	28,000	19,396
4.375% due 03/07/2030	315,090	419,865
4.375% due 07/31/2054	27,570	30,739
4.750% due 10/22/2035	18,400	24,386
5.250% due 01/31/2041	40,100	53,677
5.375% due 01/31/2056	109,000	142,445

		752,655

Total United Kingdom (Cost $1,570,797)		1,475,018

UNITED STATES 58.6%
ASSET-BACKED SECURITIES 2.5%
ABFC Trust
4.023% due 01/25/2037 •	$3,491	2,504
ACE Securities Corp. Home Equity Loan Trust
3.903% due 11/25/2036 •	3,619	1,471
4.348% due 02/25/2036 •	15,428	14,017
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.703% due 06/25/2029 •	141	146
AREIT Trust
5.878% due 06/17/2039 •	4,951	4,963
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.318% due 02/25/2034 •	129	138
Asset-Backed Securities Corp. Home Equity Loan Trust
4.858% due 02/25/2035 •	1,514	1,574
5.090% due 04/15/2033 •	172	172
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •	3,700	3,701
C-BASS Trust
3.883% due 11/25/2036 •	3	1
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •	168	122
4.023% due 03/25/2037 •	1,253	1,146
4.063% due 12/25/2036 •	5,659	2,076
4.083% due 12/25/2036 •	2,045	1,143
4.123% due 01/25/2037 •	3,858	2,869
4.153% due 06/25/2037 •	474	477
4.213% due 08/25/2036 •	8,867	8,729
4.283% due 03/25/2036 •	3,273	2,993
7.250% due 10/25/2037 þ	670	639
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(d)	3,261	1,719
5.150% due 11/25/2054	1,410	1,413
5.350% due 11/25/2054	14,151	14,262
5.450% due 11/25/2054	3,050	3,059
5.750% due 11/25/2054	1,525	1,527
6.600% due 11/25/2054	1,974	1,972
8.750% due 11/25/2054	1,144	1,150
Countrywide Asset-Backed Certificates
4.443% due 12/25/2036 •	184	157
Countrywide Asset-Backed Certificates Trust
3.837% due 12/25/2034 •	6,703	6,333
3.903% due 08/25/2037 •	3,087	2,748
3.963% due 06/25/2047 •	4,403	3,885
4.023% due 12/25/2036 •	757	711
4.043% due 05/25/2035 •	1,019	992
4.043% due 06/25/2035 •	4,630	4,208
4.223% due 04/25/2047 •	10,313	9,518
4.243% due 03/25/2036 •	696	646
4.325% due 08/25/2035 ~	151	145
4.738% due 01/25/2036 •	10,101	9,971
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •	9	9
First Franklin Mortgage Loan Trust
4.663% due 03/25/2034 •	2,616	2,730
Fremont Home Loan Trust
4.063% due 10/25/2036 •	5,945	2,322
4.303% due 02/25/2036 •	7,522	6,905
GSAA Home Equity Trust
4.123% due 03/25/2036 •	5,685	1,775
GSAA Trust
5.995% due 03/25/2046 ~	752	255
GSAMP Trust
4.023% due 12/25/2046 •	6,965	3,662
4.303% due 03/25/2047 •	1,088	803

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Home Equity Asset Trust
4.363% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 04/25/2037 •	6,537	4,431
4.103% due 04/25/2037 •	3,077	2,170
HSI Asset Securitization Corp. Trust
4.283% due 04/25/2037 •	5,924	2,924
4.378% due 01/25/2036 •	4,148	3,993
JP Morgan Mortgage Acquisition Trust
3.983% due 08/25/2036 •	37	28
4.033% due 07/25/2036 •	2,005	1,827
Long Beach Mortgage Loan Trust
4.283% due 08/25/2045 •	1,741	1,696
4.323% due 10/25/2034 •	10	10
MASTR Asset-Backed Securities Trust
3.963% due 08/25/2036 •	5,929	2,012
4.063% due 03/25/2036 •	516	298
4.063% due 10/25/2036 •	10,645	3,365
4.203% due 10/25/2036 •	3,168	1,002
4.498% due 10/25/2035 •	7,134	6,915
Merrill Lynch Mortgage Investors Trust
3.923% due 09/25/2037 •	20	4
4.003% due 02/25/2037 •	40	11
MF1 LLC
5.789% due 06/19/2037 •	7,883	7,886
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 10/25/2036 •	524	472
3.903% due 05/25/2037 •	2,296	1,755
3.913% due 11/25/2036 •	7,807	4,350
3.963% due 05/25/2037 •	25,144	13,987
4.243% due 06/25/2036 •	3,190	1,563
Morgan Stanley Home Equity Loan Trust
3.933% due 04/25/2037 •	8,458	4,303
3.993% due 04/25/2037 •	6,227	3,170
4.113% due 04/25/2037 •	896	456
Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,256	252
Morgan Stanley Structured Trust
4.063% due 06/25/2037 •	6,394	5,935
New Century Home Equity Loan Trust
4.888% due 10/25/2033 •	3,102	3,102
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.393% due 02/25/2036 •	8,192	7,458
Nomura Resecuritization Trust
3.560% due 12/26/2037 ~	7,105	6,218
NovaStar Mortgage Funding Trust
4.023% due 03/25/2037 •	12,597	8,281
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.323% due 12/25/2035 •	330	328
Option One Mortgage Loan Trust
4.043% due 02/25/2037 •	11,124	5,449
4.203% due 05/25/2037 •	1,587	958
4.543% due 02/25/2035 •	1,766	1,685
Project Panama SPV LLC
7.480% due 01/03/2029 «	15,804	15,884
RAAC Trust
4.263% due 02/25/2037 •	3,745	3,659
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,187
5.675% due 06/25/2037 þ	16,477	3,790
5.731% due 11/25/2036 þ	26,069	7,942
Residential Asset Mortgage Products Trust
4.203% due 12/25/2035 •	1,241	1,147
4.363% due 03/25/2036 •	401	398
Residential Asset Securities Corporation Trust
4.603% due 09/25/2034 •	362	350
Saxon Asset Securities Trust
5.513% due 12/25/2037 •	3,751	3,318
Securitized Asset-Backed Receivables LLC Trust
4.023% due 05/25/2037 •	141	111
4.103% due 08/25/2036 •	1,092	349
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(d)	4	20
0.010% due 03/15/2055 «(d)	4	51
3.940% due 02/16/2055	9,898	9,537
4.780% due 03/15/2055	3,000	2,921
4.793% due 11/16/2054 •	8,456	8,463
4.793% due 03/15/2055 •	6,371	6,393
4.960% due 03/15/2055	57,070	56,925
5.043% due 02/16/2055 •	1,081	1,082
5.090% due 11/16/2054	62,012	61,575
5.100% due 03/15/2055	3,000	2,971
5.260% due 03/15/2055	6,000	5,609
5.600% due 11/16/2054	3,835	3,825
6.030% due 11/16/2054	767	761
6.800% due 11/16/2054	6,135	6,138

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(d)		4,194	4,282
4.910% due 03/27/2034		10,849	10,870
5.250% due 03/27/2034		3,796	3,819
5.770% due 03/27/2034		2,944	2,985
6.260% due 03/27/2034		2,177	2,203
Soundview Home Loan Trust
3.883% due 11/25/2036 •		31	8
4.168% due 12/25/2036 •		4,656	4,577
4.263% due 11/25/2036 •		6,027	5,794
Structured Asset Investment Loan Trust
4.713% due 07/25/2033 •		2,068	2,020
Structured Asset Securities Corp. Mortgage Loan Trust
3.923% due 03/25/2036 •		910	880
3.993% due 05/25/2047 •		1,807	1,783
4.203% due 12/25/2036 •		16,753	15,664
WaMu Asset-Backed Certificates Trust
4.053% due 05/25/2037 •		3,541	3,211
Wells Fargo Home Equity Asset-Backed Securities Trust
4.108% due 01/25/2037 •		10,033	10,030

			515,586

CORPORATE BONDS & NOTES 6.7%
Bank of America Corp.
1.898% due 07/23/2031 •		24,300	21,677
3.261% due 01/28/2031 •	EUR	3,400	3,882
5.162% due 01/24/2031 •		$49,300	49,977
5.202% due 04/25/2029 •		4,500	4,543
5.468% due 01/23/2035 •		11,000	11,219
5.511% due 01/24/2036 •		25,500	26,050
Beignet Investor LLC
6.581% due 05/30/2049		175,000	178,613
Citigroup, Inc.
5.174% due 02/13/2030 •		20,900	21,126
Credit Suisse AG AT1 Claim
		16,825	5,930
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		3,800	3,535
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,896
2.900% due 02/16/2028		900	870
GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,313
5.900% due 01/13/2035		10,500	10,593
Goldman Sachs Bank USA
4.656% due 06/03/2029 •		3,100	3,102
Goldman Sachs Group, Inc.
3.500% due 01/23/2033 •	EUR	10,500	11,965
4.148% due 01/21/2029 •		$1,600	1,586
4.341% (SOFRRATE + 0.710%) due 01/21/2029 ~		22,600	22,639
4.516% due 01/21/2032 •		38,700	37,977
4.594% due 04/20/2030 •		13,100	13,028
4.755% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,610
5.016% due 10/23/2035 •		47,050	46,231
5.065% due 01/21/2037 •		38,200	37,311
5.094% due 04/20/2034 •		33,500	33,375
5.218% due 04/23/2031 •		25,000	25,254
5.330% due 07/23/2035 •		10,400	10,439
5.536% due 01/28/2036 •		14,700	14,935
5.727% due 04/25/2030 •		15,000	15,375
6.484% due 10/24/2029 •		15,200	15,769
JPMorgan Chase & Co.
4.603% due 10/22/2030 •		34,600	34,452
4.995% due 07/22/2030 •		6,700	6,746
5.012% due 01/23/2030 •		42,000	42,290
6.087% due 10/23/2029 •		20,900	21,539
Las Vegas Sands Corp.
5.900% due 06/01/2027		13,900	14,032
Lehman Brothers Holdings, Inc.
1.000% due 01/24/2049		800	0
1.000% due 05/02/2049		7,000	2
Metropolitan Life Global Funding I
4.350% due 01/12/2031		3,800	3,743
Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,572
2.749% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	15,000	17,168
3.149% due 11/07/2031 •		16,900	19,068
3.749% due 11/07/2036 •		15,900	17,929
3.790% due 03/21/2030 •		21,900	25,384
3.955% due 03/21/2035 •		28,400	32,904
4.654% due 10/18/2030 •		$27,600	27,456
4.892% due 10/22/2036 •		7,800	7,557
5.173% due 01/16/2030 •		40,100	40,466
5.320% due 07/19/2035 •		10,800	10,857
5.466% due 01/18/2035 •		7,700	7,820

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

6.407% due 11/01/2029 •		15,700	16,255
New York Life Global Funding
4.250% due 01/09/2031		3,700	3,644
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	195
3.500% due 08/01/2050		500	334
3.950% due 12/01/2047		900	660
4.000% due 12/01/2046		800	598
4.250% due 03/15/2046		500	387
4.300% due 03/15/2045		600	474
4.500% due 07/01/2040		300	258
4.550% due 07/01/2030		600	591
4.600% due 06/15/2043		1,100	917
4.750% due 02/15/2044		1,207	1,024
4.950% due 07/01/2050		100	84
Philip Morris International, Inc.
2.750% due 06/06/2029	EUR	25,900	29,302
4.875% due 02/13/2029		$13,000	13,100
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		97,500	97,231
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		22,600	22,707
Southern Co.
1.875% due 09/15/2081 •	EUR	8,400	9,433
Southwestern Public Service Co.
5.300% due 08/15/2036		$3,200	3,193
Wells Fargo & Co.
4.182% due 01/23/2030 •		5,600	5,527
4.370% (SOFRRATE + 0.740%) due 01/23/2030 ~		1,000	1,000
4.808% due 07/25/2028 •		7,500	7,521
4.897% due 07/25/2033 •		10,000	9,939
4.960% due 01/23/2037 •		31,100	30,374
5.150% due 04/23/2031 •		38,900	39,315
5.198% due 01/23/2030 •		16,100	16,283
5.211% due 12/03/2035 •		38,000	37,947
5.389% due 04/24/2034 •		20,200	20,514
5.499% due 01/23/2035 •(k)		15,000	15,295
6.303% due 10/23/2029 •		13,600	14,070

			1,368,977

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(j)	EUR	6,800	7,770

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds,(BABs), Series 2010
7.834% due 02/15/2041		$100	118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		7,700	6,406
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027		5,000	4,896
2.532% due 06/01/2028		3,300	3,162
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		7,117	7,231

			21,813

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
ACRA Trust
5.608% due 10/25/2064 þ		2,002	2,004
Adjustable Rate Mortgage Trust
4.570% due 09/25/2035 ~		24	20
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •		98	88
Angel Oak Mortgage Trust
4.750% due 09/26/2067 þ		8,315	8,300
4.846% due 07/25/2062 þ		21,279	21,000
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «		26,021	25,351
3.110% due 08/25/2052 «		10,000	9,018
BAMLL Commercial Mortgage Securities Trust
4.790% due 09/15/2038 •		15,200	14,657
Banc of America Funding Trust
2.371% due 03/20/2036 ~		23	23
4.353% due 10/20/2046 ~		22	18
4.727% due 01/20/2047 ~		36	32
5.500% due 01/25/2036		9	9
5.608% due 02/20/2036 ~		224	214
5.791% due 11/20/2034 ~		94	92
6.000% due 03/25/2037		104	79
Banc of America Mortgage Trust
4.754% due 04/25/2035 ~		45	44
4.779% due 06/25/2035 ~		35	31
5.042% due 09/25/2035 ~		8	7

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

BCAP LLC Trust
4.475% due 01/26/2047 •	83	83
5.250% due 02/26/2036 ~	405	146
5.250% due 04/26/2037	654	346
Bear Stearns ALT-A Trust
3.985% due 08/25/2036 ~	520	341
4.050% due 08/25/2036 ~	843	371
4.112% due 11/25/2036 ~	203	85
4.486% due 11/25/2035 ~	26	20
4.487% due 08/25/2036 ~	101	62
4.642% due 09/25/2035 ~	1,279	657
4.850% due 01/25/2036 ~	39	37
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	27	25
5.040% due 07/25/2034 ~	10	9
5.461% due 10/25/2033 ~	11	10
5.498% due 02/25/2034 ~	4	4
5.604% due 11/25/2034 ~	1	1
6.243% due 05/25/2034 ~	29	29
6.470% due 01/25/2035 ~	51	52
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~	19	14
Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~	298	238
6.310% due 02/25/2037 ~	24	24
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 05/25/2036 •	225	219
CHL Mortgage Pass-Through Trust
4.031% due 09/20/2036 ~	54	49
4.050% due 03/25/2037 ~	69	60
4.173% due 02/25/2047 ~	81	77
4.256% due 05/20/2036 ~	131	125
4.303% due 03/25/2035 •	150	143
4.343% due 04/25/2035 •	179	173
4.403% due 03/25/2035 •	183	172
4.423% due 02/25/2035 •	4	4
4.434% due 04/20/2036 ~	1,804	1,708
4.669% due 11/25/2034 ~	144	139
6.000% due 08/25/2037	971	429
6.449% due 02/20/2036 •	133	127
CIM Trust
5.500% due 08/25/2064 ~	5,085	5,093
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	22	19
Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	29,918	25,738
4.445% due 09/25/2037 ~	224	216
4.562% due 03/25/2037 ~	99	98
4.854% due 07/25/2046 ~	263	256
5.329% due 08/25/2035 ~	4	4
6.190% due 05/25/2035 •	3	3
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.405% due 09/25/2035 ~	585	562
COLT Mortgage Loan Trust
4.156% due 02/25/2067 ~	7,897	7,506
Countrywide Alternative Loan Trust
4.043% due 04/25/2047 •	388	358
4.113% due 05/25/2037 •	311	97
4.134% due 09/20/2046 •	426	453
4.143% due 09/25/2046 •	209	208
4.163% due 09/25/2035 •	89	47
4.174% due 03/20/2046 •	31	30
4.174% due 05/20/2046 •	281	256
4.174% due 07/20/2046 •	190	166
4.183% due 07/25/2046 •	20	19
4.213% due 09/25/2035 •	742	441
4.323% due 02/25/2037 •	116	97
4.437% due 02/25/2037 ~	40	36
4.994% due 11/25/2047 •	993	906
5.000% due 11/25/2035	2,877	1,418
5.124% due 11/25/2047 •	2,307	2,105
5.144% due 08/25/2035 •	91	89
5.244% due 11/25/2035 •	86	80
5.250% due 06/25/2035	52	38
5.784% due 11/25/2035 •	83	80
6.250% due 08/25/2037	279	122
6.500% due 08/25/2032	1	1
Cross Mortgage Trust
5.181% due 07/25/2070 ~	16,007	15,939
CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,186	667
CSMC Trust
2.500% due 07/25/2056 ~	2,326	1,927
5.140% due 07/15/2038 •	4,800	4,008
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.043% due 07/25/2047 •	208	199

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

4.143% due 08/25/2047 •	5,379	4,701
5.263% due 10/25/2047 •	2,347	1,851
DSLA Mortgage Loan Trust
4.394% due 07/19/2045 •	3	0
Ellington Financial Mortgage Trust
5.494% due 08/25/2070 þ	28,606	28,665
First Horizon Mortgage Pass-Through Trust
5.737% due 08/25/2035 ~	37	24
GCAT Trust
3.000% due 04/25/2052 ~	13,299	11,475
GreenPoint Mortgage Funding Trust
4.123% due 01/25/2037 •	217	190
4.183% due 04/25/2036 •	152	128
4.303% due 11/25/2045 •	34	33
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~	2	2
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,039	4,165
2.500% due 04/25/2052 ~	6,248	5,176
3.000% due 09/25/2052 ~	29,925	25,798
3.750% due 10/25/2057	1,473	1,444
3.900% due 09/25/2061 þ	4,049	3,950
4.100% due 07/25/2065 þ	6,975	6,757
GSR Mortgage Loan Trust
3.993% due 05/25/2037 •	2,465	1,124
4.027% due 05/25/2035 ~	41	30
4.096% due 11/25/2035 ~	69	61
4.837% due 09/25/2035 ~	48	46
4.893% due 04/25/2035 ~	8	7
5.270% due 03/25/2033 •	8	8
6.449% due 01/25/2035 ~	49	47
HarborView Mortgage Loan Trust
4.134% due 09/19/2037 •	315	279
4.234% due 03/19/2036 •	51	48
4.330% due 07/19/2035 ~	48	36
HomeBanc Mortgage Trust
4.303% due 04/25/2037 ~	308	279
Impac CMB Trust
4.483% due 10/25/2034 •	34	33
4.543% due 10/25/2034 •	10	10
IndyMac IMSC Mortgage Loan Trust
4.123% due 07/25/2047 •	1,224	810
IndyMac INDA Mortgage Loan Trust
3.463% due 08/25/2036 ~	240	184
4.755% due 11/25/2035 ~	27	32
IndyMac INDB Mortgage Loan Trust
4.363% due 11/25/2035 •	111	64
IndyMac INDX Mortgage Loan Trust
3.655% due 03/25/2036 ~	2,942	2,144
3.805% due 09/25/2035 ~	2,867	2,326
4.063% due 06/25/2037 •	268	82
4.143% due 09/25/2046 •	1,297	1,231
4.243% due 06/25/2037 •	211	200
4.263% due 02/25/2037 •	399	261
4.355% due 12/25/2034 ~	23	21
JP Morgan Alternative Loan Trust
4.243% due 10/25/2036 •	5,307	4,947
5.256% due 12/25/2035 ~	2,860	1,915
5.500% due 11/25/2036 ~	5	4
JP Morgan Mortgage Trust
3.000% due 03/25/2052 ~	47,908	41,215
3.000% due 05/25/2052 ~	60,168	51,954
4.562% due 05/25/2052 •	9,787	9,188
5.172% due 09/25/2035 ~	25	24
5.293% due 02/25/2036 ~	133	83
5.326% due 11/25/2033 ~	8	8
5.397% due 07/25/2035 ~	27	26
5.496% due 10/25/2035 ~	2	2
Luminent Mortgage Trust
4.103% due 12/25/2036 •	742	669
Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	22,461
MASTR Adjustable Rate Mortgages Trust
3.973% due 04/25/2046 •	541	511
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •	367	30
6.000% due 03/25/2036	565	486
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.220% due 06/15/2030 •	3	2
4.394% due 10/20/2029 •	2	1
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2036 •	107	106
4.263% due 11/25/2035 •	137	132
4.522% due 06/25/2035 ~	39	38
5.834% due 02/25/2033 ~	9	8

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

MFA Trust
1.381% due 04/25/2065 ~	2,011	1,982
1.947% due 04/25/2065 ~	831	820
5.261% due 08/25/2070 þ	24,274	24,173
Mill City Mortgage Loan Trust
5.460% due 10/25/2062 ~	3,423	3,418
Morgan Stanley Capital I Trust
4.909% due 12/15/2038 •	22,800	22,152
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	3,458	3,358
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	8,606	8,321
2.750% due 11/25/2059 ~	8,322	7,988
6.864% due 10/25/2063 þ	7,977	7,995
NYMT Loan Trust
5.379% due 06/25/2069 ~	2,405	2,407
OBX Trust
3.000% due 01/25/2052 ~	27,593	23,721
PMT Loan Trust
2.500% due 07/25/2051 ~	9,318	7,715
PRPM LLC
4.000% due 11/25/2054 þ	3,349	3,268
RALI Trust
3.913% due 02/25/2047 •	1,129	336
4.123% due 07/25/2036 •	10,608	3,132
4.163% due 12/25/2046 •	388	353
4.183% due 04/25/2046 •	39	9
4.303% due 05/25/2046 •	133	100
4.655% due 10/25/2037 ~	2,408	1,903
6.000% due 06/25/2036	271	225
6.250% due 02/25/2037	5,069	4,227
Residential Asset Securitization Trust
4.163% due 01/25/2046 •	90	24
5.750% due 02/25/2036	3,209	2,010
6.500% due 08/25/2036	566	144
RFMSI Trust
5.392% due 09/25/2035 ~	124	77
6.500% due 03/25/2032	7	7
Sequoia Mortgage Trust
4.249% due 09/20/2046 ~	1,069	586
6.255% due 04/20/2035 ~	5	5
Structured Adjustable Rate Mortgage Loan Trust
4.236% due 09/25/2036 ~	273	181
4.343% due 08/25/2035 ~	114	99
5.589% due 04/25/2034 ~	2	2
5.923% due 02/25/2034 ~	18	18
Structured Asset Mortgage Investments II Trust
4.143% due 06/25/2036 •	9	9
4.183% due 05/25/2036 •	192	123
4.203% due 05/25/2036 •	1,196	1,007
4.203% due 09/25/2047 •	1,241	1,127
4.283% due 05/25/2046 •	26	16
4.334% due 07/19/2034 •	1	1
4.363% due 08/25/2036 •	750	616
4.383% due 12/25/2035 •	2	2
5.244% due 08/25/2047 •	612	532
Structured Asset Securities Corp.
4.043% due 01/25/2036 •	700	595
Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •	4,768	4,096
Thornburg Mortgage Securities Trust
5.012% due 10/25/2043 ~	14	13
5.013% due 06/25/2037 •	145	138
5.989% due 06/25/2037 •	1,206	1,051
6.039% due 06/25/2037 •	2,938	2,437
6.039% due 06/25/2047 •	286	264
6.089% due 03/25/2037 •	237	168
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	10,426	9,510
2.710% due 01/25/2060 ~	6,389	6,169
2.900% due 10/25/2059 ~	29,302	28,077
4.547% due 10/27/2064 ~	6,706	6,691
4.763% due 05/25/2058 •	2,058	2,095
UWM Mortgage Trust
3.000% due 01/25/2052 ~	5,911	5,082
WaMu Mortgage Pass-Through Certificates Trust
3.748% due 12/25/2046 •	46	41
3.978% due 02/27/2034 •	31	30
4.054% due 09/25/2036 ~	985	851
4.091% due 04/25/2035 ~	57	55
4.119% due 02/25/2037 ~	1,845	1,659
4.323% due 11/25/2045 •	1,188	1,122
4.381% due 12/25/2035 ~	78	74
4.383% due 01/25/2045 •	40	39
4.408% due 10/25/2035 ~	90	83
4.503% due 11/25/2034 •	157	154

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

4.648% due 08/25/2046 ~		557	537
4.724% due 06/25/2046 •		274	244
4.744% due 02/25/2046 •		677	630
5.044% due 06/25/2033 ~		9	9
5.244% due 10/25/2046 •		391	377
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.143% due 07/25/2046 •		2,002	1,736
4.514% due 04/25/2047 •		4,210	3,557
4.584% due 05/25/2047 •		2	5
4.684% due 07/25/2046 •		256	159
Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		14,335	13,738

			619,455

SOVEREIGN ISSUES 0.0%
Colombia TES
1.000% due 08/22/2029	COP	3,123,000	887
1.000% due 03/26/2031		7,533,600	1,819
1.000% due 11/28/2040		1,937,000	590

			3,296

U.S. GOVERNMENT AGENCIES 39.3%
Federal Home Loan Mortgage Corp.
2.500% due 01/01/2051 - 02/01/2051		$4,596	3,859
3.000% due 06/01/2051		452	395
3.500% due 07/01/2039 - 10/01/2039		1,976	1,877
4.000% due 06/01/2038 - 05/01/2056		13,224	12,396
5.500% due 06/01/2053 - 01/01/2055		75,689	76,326
6.000% due 12/01/2033 - 10/01/2054		105,669	108,267
6.500% due 07/01/2054 - 04/01/2055		37,412	38,906
6.522% due 09/01/2035 •		4	4
Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)		1,341	61
4.114% due 01/15/2038 •		1,341	1,325
4.187% due 10/15/2040 •		594	590
4.307% due 12/15/2037 •		67	67
4.568% due 11/25/2054 •		10,360	10,445
4.628% due 02/25/2055 •		8,056	8,123
4.778% due 03/25/2055 •		19,558	19,764
5.028% due 03/25/2055 •		6,691	6,765
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 - 02/25/2045 •		477	445
Federal National Mortgage Association
2.500% due 02/01/2051		3,440	2,883
3.000% due 10/01/2049 - 03/01/2060		27,793	24,223
3.500% due 04/01/2027 - 01/01/2059		34,710	31,602
4.000% due 02/01/2039 - 03/01/2056		10,694	10,078
4.500% due 07/01/2052		1,694	1,633
4.966% due 06/01/2043 •		7	7
5.500% due 06/01/2053 - 10/01/2053		33,674	33,945
5.710% due 04/01/2032 • -		3	3
5.717% due 12/01/2034 •		18	18
5.750% due 06/01/2035 •		57	59
6.000% due 01/01/2054 - 10/01/2054		268,477	274,864
6.133% due 12/01/2030 •		1	1
6.225% due 11/01/2034 •		121	127
6.500% due 08/01/2053 - 04/01/2055		51,413	53,366
Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044		63	62
Federal National Mortgage Association REMICS
3.847% due 03/25/2034 •		2	2
4.142% due 06/25/2036 •		106	105
4.242% due 10/25/2040 •		58	58
4.778% due 03/25/2055 •		11,849	11,952
4.788% due 03/25/2055 •		6,726	6,805
5.128% due 12/25/2054 •		17,329	17,566
6.000% due 04/25/2043		71	71
Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044		167	171
Government National Mortgage Association
3.000% due 09/20/2051 - 11/20/2055		235,135	209,083
3.500% due 02/20/2052 - 03/20/2056		618,966	556,507
5.375% due 08/20/2027 •		1	1
5.625% due 04/20/2027 - 05/20/2030 •		23	23
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047		120	117
4.609% due 12/20/2073 •		11,037	11,218
6.000% due 08/20/2034		1,532	1,532
Government National Mortgage Association, TBA
2.500% due 07/01/2056		68,878	58,821
3.000% due 07/01/2056 - 08/01/2056		225,400	200,016
3.500% due 08/01/2056		79,320	71,218
6.500% due 07/01/2056 - 08/01/2056		717,400	743,195

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 09/01/2056	210,170	196,289
4.500% due 07/01/2056 - 09/01/2056	676,748	647,694
5.000% due 07/01/2056 - 08/01/2056	4,448,180	4,366,415
5.500% due 08/01/2056	184,280	184,623

		8,005,968

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Bonds
1.875% due 02/15/2041	14,700	10,204
2.250% due 08/15/2049 (o)	24,250	15,089
2.375% due 11/15/2049 (o)	5,525	3,521
3.000% due 02/15/2048 (o)	34,100	25,115
3.000% due 08/15/2048 (o)	8,550	6,267
3.000% due 02/15/2049 (o)	375	274
3.375% due 11/15/2048 (o)	72,400	56,650
4.125% due 08/15/2044	87,750	79,386
4.500% due 11/15/2054	343,300	319,638
4.625% due 02/15/2046	32,600	31,301
4.625% due 02/15/2055	213,900	203,314
4.750% due 02/15/2056 (o)	76,400	74,233
4.875% due 08/15/2045 (o)	4,867	4,831
U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027 (m)	6,934	6,916
2.500% due 01/15/2029 (m)	38,999	39,505
3.875% due 04/15/2029 (m)	15,189	15,955
0.125% due 07/15/2031 (m)	75,027	68,901
0.125% due 01/15/2032 (m)	54,166	49,052
0.500% due 01/15/2028 (m)	112,296	109,457
0.625% due 07/15/2032 (m)	36,782	34,075
1.125% due 01/15/2033 (m)	135,182	127,906
U.S. Treasury Notes
3.500% due 02/15/2033 (o)	4,970	4,742
4.000% due 02/29/2028 (m)(o)	10,200	10,174
4.125% due 02/15/2036 (m)	119,050	116,167
4.250% due 08/15/2035 (o)	4,980	4,917

		1,417,590

Total United States (Cost $12,107,442)		11,960,455

SHORT-TERM INSTRUMENTS 2.8%
COMMERCIAL PAPER 2.1%
Amdocs Capital Solutions Ltd.
4.030% due 07/06/2026	$4,700	4,697
4.040% due 07/08/2026	4,700	4,696
AMETEK, Inc.
4.020% due 07/23/2026	5,800	5,785
4.040% due 07/07/2026	2,800	2,798
Bacardi-Martini BV
4.350% due 07/23/2026	300	299
Banco de Credito e Inversiones SA
4.050% due 09/03/2026	12,050	11,962
Brookfield Corporate Treasury Ltd.
4.030% due 07/31/2026	7,300	7,275
Campbell’s Co.
4.180% due 09/09/2026	1,200	1,190
4.270% due 09/28/2026	1,150	1,138
4.270% due 09/30/2026	550	544
CBRE Services, Inc.
4.040% due 07/15/2026	4,500	4,493
Charles Schwab & Co., Inc.
4.010% due 09/29/2026	6,250	6,188
Clorox Co.
4.020% due 09/09/2026	9,500	9,424
Constellation Energy Generation LLC
4.100% due 08/03/2026	1,700	1,693
Eaton Capital ULC
4.020% due 07/08/2026	4,800	4,796
EIDP, Inc.
4.180% due 07/07/2026	600	600
Enbridge U.S., Inc.
4.000% due 07/17/2026	9,800	9,782
4.040% due 08/17/2026	5,600	5,570
4.040% due 09/16/2026	21,500	21,311
Entergy Corp.
4.050% due 08/27/2026	350	348
4.050% due 09/11/2026	4,600	4,562
4.070% due 08/19/2026	4,200	4,177

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Equifax, Inc.
4.050% due 07/30/2026	4,700	4,684
4.140% due 07/30/2026	11,750	11,711
Extra Space Storage LP
4.000% due 07/02/2026	6,800	6,798
4.000% due 07/09/2026	4,200	4,196
Fidelity National Information Services, Inc.
4.000% due 07/07/2026	8,050	8,044
4.000% due 07/09/2026	16,600	16,584
4.000% due 07/10/2026	10,550	10,538
4.000% due 07/13/2026	1,150	1,148
4.000% due 07/15/2026	6,650	6,639
4.000% due 07/17/2026	3,600	3,593
4.000% due 07/21/2026	5,900	5,886
First Abu Dhabi Bank PJSC
4.000% due 09/21/2026	6,150	6,095
Givaudan U.S., Inc.
4.020% due 07/08/2026	1,100	1,099
Glencore Funding LLC
4.050% due 08/11/2026	6,000	5,972
4.130% due 09/17/2026 (b)	31,000	30,723
Global Payments, Inc.
4.220% due 07/06/2026	8,300	8,294
HCA, Inc.
4.330% due 07/27/2026	7,550	7,526
Jabil, Inc.
4.150% due 07/06/2026	17,350	17,338
4.150% due 07/31/2026	4,150	4,135
4.150% due 08/07/2026	3,250	3,235
4.150% due 08/18/2026	5,050	5,020
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026	2,750	2,750
4.300% due 07/06/2026	4,700	4,697
4.350% due 07/17/2026	6,600	6,587
4.350% due 07/20/2026	4,300	4,290
4.350% due 07/22/2026	6,570	6,553
4.350% due 07/24/2026	5,050	5,036
4.370% due 07/13/2026	5,100	5,092
4.400% due 07/15/2026	1,400	1,398
4.400% due 07/29/2026	4,300	4,285
McCormick & Co., Inc.
4.000% due 07/02/2026	4,550	4,549
National Bank of Kuwait
4.070% due 09/18/2026	10,550	10,460
NextEra Energy Capital Holdings, Inc.
4.000% due 07/22/2026	16,000	15,961
Oglethorpe Power Corp.
4.020% due 07/13/2026	9,900	9,886
4.050% due 07/07/2026	4,850	4,846
4.070% due 07/27/2026	15,500	15,455
4.070% due 07/28/2026	4,100	4,088
Penske Truck Leasing Co. LP
4.060% due 07/29/2026	450	448
Rogers Communications, Inc.
4.250% due 08/06/2026	5,300	5,278
4.260% due 07/30/2026	2,100	2,093
Tampa Electric Co.
4.040% due 07/14/2026	4,700	4,693
TELUS Corp.
4.280% due 09/24/2026	5,150	5,096
4.300% due 08/19/2026	3,400	3,380
TR Finance LLC
4.080% due 07/08/2026	4,050	4,046
Triton Container International Ltd./TAL International Container Corp.
4.350% due 07/02/2026	400	400
VW Credit, Inc.
4.160% due 10/01/2026 (b)	200	198
4.180% due 10/21/2026	5,700	5,625
Weyerhaeuser Co.
4.030% due 07/06/2026	5,400	5,396

		425,172

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (i)	3,570,247	3,570

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.927% due 09/15/2026 - 10/20/2026 (c)(d)	EGP	105,300	2,014

HUNGARY TREASURY BILLS 0.5%
6.082% due 07/02/2026 (d)(e)	HUF	32,594,000	104,686

NIGERIA TREASURY BILLS 0.0%
21.491% due 07/07/2026 - 10/06/2026 (c)(d)	NGN	12,367,580	8,781

U.S. TREASURY BILLS 0.2%
3.689% due 07/30/2026 - 08/06/2026 (c)(d)(m)(o)		$33,622	33,501

Total Short-Term Instruments (Cost $576,931)			577,724

Total Investments in Securities (Cost $25,224,564)			24,762,318

		SHARES
INVESTMENTS IN AFFILIATES 10.8%
SHORT-TERM INSTRUMENTS 10.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short Asset Portfolio		78,818,024	776,358
PIMCO Short-Term Floating NAV Portfolio III		146,407,298	1,426,153

Total Short-Term Instruments (Cost $2,188,623)			2,202,511

Total Investments in Affiliates (Cost $2,188,623)			2,202,511

Total Investments 132.5% (Cost $27,413,187)			$26,964,829
Financial Derivative Instruments (l)(n) 1.0%(Cost or Premiums, net $(112,400))			193,457
Other Assets and Liabilities, net (33.5)%			(6,800,261)

Net Assets 100.0%			$20,358,026

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.

(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dorchester LLC	4.610%	01/04/2027	12/10/2025	$7,952	$7,770	0.04%
Fennovoima OYJ	TBD - 4.680	07/10/2028	07/16/2025	3,462	3,405	0.02
Fennovoima OYJ	4.641	07/10/2028	07/16/2025	6,619	6,576	0.03
Fennovoima OYJ	4.680	07/10/2028	07/16/2025	3,158	3,124	0.02
Kuwait International Government Bonds	4.804	04/20/2033	04/13/2026	5,000	4,991	0.02
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	19,000	18,688	0.09
Valerie Asset Ltd.	5.219	09/15/2050	03/02/2026	63,512	63,935	0.31
Valerie Asset Ltd.	5.267	09/15/2050	03/02/2026	8,245	8,295	0.04

				$116,948	$116,784	0.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	3.550%	12/12/2025	TBD(2)	$(9,116)	$(9,297)
SCX	3.700	05/13/2026	TBD(2)	(526)	(529)

Total Reverse Repurchase Agreements					$(9,826)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (12.7)%
U.S. Government Agencies (12.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2041	$6,700	$(6,137)	$(6,104)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2041	238,100	(217,243)	(216,957)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	20,250	(16,060)	(16,175)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	1,539,000	(1,229,239)	(1,228,788)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	71,530	(59,616)	(59,755)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056	136,100	(117,705)	(118,620)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	143,100	(128,863)	(129,746)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2056	37,500	(36,709)	(36,853)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2056	43,680	(43,350)	(43,762)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	43,680	(43,462)	(43,727)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056	481,760	(487,870)	(490,521)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	182,135	(188,158)	(188,202)

Total Short Sales (12.7)%				$(2,574,412)	$(2,579,210)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

(k)	Securities with an aggregate market value of $10,156 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(138,104) at a weighted average interest rate of 3.688%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	8,659	$2,409,628	$(2,652)	$248	$(618)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	2,250	247,254	2,324	0	(668)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	4,921	526,778	244	0	(923)
Eurex 30 Year Euro BUXL Futures	09/2026	151	19,189	390	0	(45)
Euro-BTP Italian Bond Futures	09/2026	14,984	2,043,358	24,292	0	(1,027)
Long Gilt Futures	09/2026	7,065	836,020	19,929	1,218	(4,217)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	7,114	607,493	11,406	0	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	11,496	1,292,941	11,797	0	(4,491)

				$67,730	$1,466	$(11,989)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	2,219	$(457,409)	$321	$260	$0
Eurex 10 Year Euro BUND Futures	09/2026	6,454	(939,048)	(8,455)	959	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	3,059	(370,353)	(314)	157	0
Eurex 5 Year Euro BOBL Futures	09/2026	6,346	(836,613)	(3,161)	580	0
French Government Bond Futures	09/2026	4,174	(572,210)	(2,139)	1,001	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	1,138	(90,751)	(516)	8	0
SFE 10 Year Australian Bond Futures	09/2026	2,205	(167,651)	(2,349)	437	(318)
SFE 3 Year Australian Bond Futures	09/2026	750	(54,312)	(300)	45	(30)
TSE Japanese 10 Year Bond Futures	09/2026	815	(640,441)	(1,591)	2,306	0
Ultra U.S. Treasury Bond Futures	09/2026	622	(72,249)	(1,468)	466	0

				$(19,972)	$6,219	$(348)

Total Futures Contracts				$47,758	$7,685	$(12,337)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	0.944%	EUR	13,900	$(104)	$160	$56	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035		$174,268	$(1,045)	$(462)	$(1,507)	$25	$0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		725,250	635	(5,983)	(5,348)	136	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031	EUR	626,800	(9,673)	(6,568)	(16,241)	0	(166)

						$(10,083)	$(13,013)	$(23,096)	$161	$(166)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES—SELL PROTECTION(1)

								Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$480,590	$8,932	$1,619	$10,551	$0	$(51)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	689,700	15,260	54	15,314	0	(85)

					$24,192	$1,673	$25,865	$0	$(136)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(3,977)	$(4,886)	$0	$(77)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		81,340	(1,468)	453	(1,015)	0	(54)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		2,311,050	(30,495)	(779)	(31,274)	0	(2,245)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		179,870	(5,387)	(478)	(5,865)	0	(245)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		532,330	(17,401)	(1,103)	(18,504)	0	(721)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		93,800	1,239	1,866	3,105	235	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		561,775	28,300	(6,496)	21,804	1,474	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		66,060	3,452	230	3,682	334	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		30,720	1,502	354	1,856	212	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	2,097,640	(3)	321	318	0	(26)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028	JPY	300,750,000	3,405	(3,196)	209	0	(221)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		21,820,900	(4,444)	(507)	(4,951)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,508,300	(363)	(134)	(497)	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(25,055)	(9,126)	(34,181)	0	(1,217)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		2,867,700	(1,300)	(497)	(1,797)	0	(64)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		36,530,000	(17,373)	(6,770)	(24,143)	0	(857)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,240,000	(811)	(466)	(1,277)	0	(56)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		73,449,850	(28,050)	(13,801)	(41,851)	0	(1,937)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		12,640,000	(3,264)	(3,138)	(6,402)	0	(362)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		3,603,700	(206)	(763)	(969)	0	(109)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		5,184,300	(12,761)	(1,605)	(14,366)	0	(346)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		714,300	9	(697)	(688)	0	(69)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	947,916	818	2,805	3,623	123	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		478,600	(891)	(1,685)	(2,576)	61	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031	THB	7,188,000	(358)	(856)	(1,214)	187	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		2,960,600	(1,270)	(279)	(1,549)	0	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		4,974,000	857	1,745	2,602	78	(130)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	$	3,100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	(124)	(124)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		236,700	8,129	(6,170)	1,959	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		1,034,970	20,968	(11,959)	9,009	178	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		605,500	(404)	(4,942)	(5,346)	0	(184)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	185	185	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	406	406	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	481	481	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		1,410,280	25,317	1,781	27,098	1,213	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	414	414	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	269	269	170	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		432,760	2,315	7,337	9,652	914	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		107,450	68	(412)	(344)	248	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		96,200	(1,793)	2,400	607	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		973,370	1,226	16,351	17,577	2,438	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		878,600	26,053	91	26,144	2,332	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		359,264	(358)	3,479	3,121	1,139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	241	276	193	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		11,200	0	235	235	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.672	Annual	01/31/2033		8,100	0	120	120	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.678	Annual	01/31/2033		9,800	0	141	141	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	01/31/2033		12,100	0	165	165	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.693	Annual	01/31/2033		13,600	0	184	184	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.698	Annual	01/31/2033		9,100	0	120	120	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	01/31/2033		12,700	0	167	167	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.714	Annual	01/31/2033		15,300	0	188	188	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/31/2033		28,100	0	312	312	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	01/31/2033		6,300	0	65	65	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	01/31/2033		15,400	0	155	155	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		3,800	60	41	101	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	382	382	197	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	208	208	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	325	325	210	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	(5,227)	5,659	1,657	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	746	510	331	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	374	329	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	215	191	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	144	127	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	447	407	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		3,800	(14)	223	209	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		21,400	(63)	169	106	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		21,790	990	208	1,198	97	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	27,600	(81)	170	89	127	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	11,800	(34)	113	79	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	38,500	2,061	84	2,145	176	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	272,298	695	5,030	5,725	1,286	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	206,500	(4,063)	8,142	4,079	985	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	704,000	(4,614)	18,525	13,911	3,432	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	32,400	0	852	852	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	38,500	0	771	771	190	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	363,260	(769)	1,148	379	1,813	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	540,030	(7,507)	7,532	25	2,716	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	811,709	15,764	770	16,534	2,759	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036	100,900	(2,066)	(268)	(2,334)	0	(268)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	1,800	0	38	38	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	2,700	0	54	54	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	1,600	10	116	126	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	66,570	22,040	4,022	26,062	529	0
Receive	1-Day USD-SOFR Compounded-OIS	4.222	Annual	11/15/2052	6,800	0	(11)	(11)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052	6,700	0	(13)	(13)	72	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052	13,200	0	(27)	(27)	142	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052	19,900	0	(47)	(47)	214	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052	6,900	0	(17)	(17)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	4.232	Annual	11/15/2052	6,600	0	(21)	(21)	71	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052	13,000	0	(44)	(44)	140	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052	9,500	0	(40)	(40)	102	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052	9,400	0	(48)	(48)	101	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052	20,700	0	(110)	(110)	223	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052	15,800	0	(91)	(91)	170	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	2,800	0	98	98	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	1,400	0	46	46	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	1,630	0	52	52	17	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	3,100	0	66	66	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	29,070	1,926	2,705	4,631	284	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	11/15/2054	46,700	0	2,003	2,003	501	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	18,800	0	760	760	202	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	41,000	0	1,628	1,628	441	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054	28,600	0	1,109	1,109	308	0
Receive	1-Day USD-SOFR Compounded-OIS	3.990	Annual	11/15/2054	44,800	0	1,540	1,540	483	0
Receive	1-Day USD-SOFR Compounded-OIS	3.996	Annual	11/15/2054	17,000	0	567	567	184	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054	28,100	0	380	380	307	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054	12,540	0	161	161	137	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054	2,220	0	28	28	24	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054	25,940	0	268	268	284	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055	10,000	0	728	728	105	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		7,900	0	566	566	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	02/15/2055		9,400	0	666	666	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.798	Annual	02/15/2055		43,500	0	2,927	2,927	460	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		30,600	0	2,014	2,014	324	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		11,600	0	655	655	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		19,800	0	1,101	1,101	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		32,600	0	2,332	2,332	344	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		27,500	102	1,145	1,247	296	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		19,584	(342)	787	445	214	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		35,627	(19)	1,466	1,447	385	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		14,280	1,449	268	1,717	146	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		12,336	(132)	517	385	134	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		7,300	0	168	168	80	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		29,610	635	312	947	323	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		74,810	1,793	636	2,429	818	0
Receive(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/16/2031	AUD	338,450	3,398	(2,248)	1,150	42	0
Receive(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		419,100	(2,400)	(1,630)	(4,030)	34	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	4,324	523	0	(6)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	1,140	131	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	1,038	131	0	(4)
Receive	3-Month CHF-SRFXON3 Compounded-OIS	0.000	Annual	03/18/2028		6,200	9	(1)	8	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.000	Annual	03/18/2028		465,124	(1,763)	1,147	(616)	1	(276)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		172,200	(738)	945	207	0	(396)
Pay(6)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		128,932	(2,393)	2,064	(329)	0	(353)
Pay	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/17/2031	CNY	756,200	(313)	543	230	0	(61)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	393,229,100	740	(25,311)	(24,571)	1,221	0
Pay(6)	3-Month NZD-BBR	3.750	Semi-Annual	12/16/2028	NZD	1,002,700	39	2,401	2,440	0	(39)
Pay(6)	3-Month NZD-BBR	3.750	Semi-Annual	09/16/2029		117,500	294	112	406	0	(8)
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	12/16/2031		179,700	(117)	1,152	1,035	27	0
Receive(6)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036	PLN	365,200	0	(508)	(508)	0	(155)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	776	758	0	(29)
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		3,338,250	(1,141)	4,114	2,973	0	(23)
Pay(6)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		1,102,750	(187)	1,414	1,227	0	(81)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	06/08/2036	ZAR	773,400	510	1,274	1,784	0	(289)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	2,392	(1,561)	0	(18)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		1,626,900	(16,574)	(39,771)	(56,345)	0	(374)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		94,000	(55)	(2,434)	(2,489)	0	(27)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		38,200	374	(891)	(517)	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		170,600	970	(5,823)	(4,853)	0	(87)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		94,000	1,553	(2,957)	(1,404)	0	(30)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		82,500	70	(2,621)	(2,551)	0	(17)
Receive(6)	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2056		5,000	49	(78)	(29)	0	(3)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	278	(743)	0	(12)
Pay(6)	6-Month CZK-PRIBOR	4.350	Annual	01/20/2036		2,025,900	0	124	124	19	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	19,400	(1,428)	1,014	(414)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,755	(720)	0	(8)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		4,134,355	(27,430)	(16,381)	(43,811)	0	(2,112)
Pay(6)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		704,400	459	(2,281)	(1,822)	0	(110)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		34,492	0	(830)	(830)	0	(17)
Pay	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		158,740	0	(2,880)	(2,880)	0	(78)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,378,380	(33,939)	2,511	(31,428)	0	(1,831)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,264,840	(37,741)	14,936	(22,805)	0	(1,598)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	(1,161)	(3,130)	0	(38)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		15,900	(1,127)	(7,187)	(8,314)	0	(21)
Receive(6)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		493,900	6,994	(3,680)	3,314	0	(54)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		374,530	(12,901)	6,123	(6,778)	0	(453)
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	1,386,406	(4,954)	128	(4,826)	0	(130)
Pay(6)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031		85,300	(2)	15	13	0	(6)
Pay	CAONREPO	2.500	Semi-Annual	06/17/2028	CAD	277,300	(981)	470	(511)	0	(31)
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	3,246	(517)	0	(56)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	826	565	0	(23)
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,349)	2,772	(1,577)	0	(10)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	8,311	(3,953)	0	(27)
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031		150,800	(63)	(779)	(842)	35	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		361,200	2,067	(996)	1,071	88	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(3,593)	(1,792)	36	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(54)	49	4	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		19,300	70	(122)	(52)	6	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(1,633)	(1,744)	51	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(3,920)	(3,209)	62	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(1,609)	(1,691)	26	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	151	151	21	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(3,712)	(2,566)	30	0
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(1,706)	(1,709)	15	0
Receive	CAONREPO	3.250	Semi-Annual	06/17/2036		17,600	15	(153)	(138)	5	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	462	(2,996)	0	(11)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	116	(1,073)	(957)	0	(11)
Pay	CAONREPO	3.500	Semi-Annual	06/17/2056		42,500	(477)	810	333	0	(11)

							$(157,006)	$(33,570)	$(190,576)	$40,318	$(18,139)

Total Swap Agreements							$(143,001)	$(44,750)	$(187,751)	$40,478	$(18,443)

(m)

Securities with an aggregate market value of $453,275 and cash of $23,775 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

Unsettled variation margin asset of $61 and liability of $(37) for closed futures and unsettled variation margin asset of $53 and liability of $(251) for closed swap agreements is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	186,761	$	133,549	$4,245	$0
	07/2026	CNH	4,245,573		628,648	3,449	0
	07/2026	NZD	116,872		69,023	2,645	0
	07/2026	$	6,053	CAD	8,604	14	0
	07/2026		59,668	NZD	105,503	316	(64)
	07/2026		104	SGD	133	0	(1)
	08/2026	CAD	8,592	$	6,053	0	(14)
	08/2026	NZD	103,462		58,512	0	(315)
	08/2026	$	126	SGD	163	0	0
BOA	07/2026	BRL	183,763	$	35,376	0	(221)
	07/2026	ILS	51,810		17,822	410	0
	07/2026	JPY	1,199,860		7,543	164	0
	07/2026	KRW	24,810,506		16,292	251	0
	07/2026	NOK	50,430		5,099	4	0
	07/2026	PEN	7,872		2,326	23	0
	07/2026	SGD	30,719		24,024	280	0
	07/2026	$	3,881	AUD	5,418	0	(130)
	07/2026		35,499	BRL	183,763	98	0
	07/2026		16,042	CNH	108,478	0	(68)
	07/2026		2,413	COP	8,315,164	9	0
	07/2026		31,223	JPY	4,967,000	0	(675)
	07/2026		9,913	NOK	92,057	0	(613)
	07/2026		2,326	PEN	7,870	0	(23)
	07/2026		1,751	PLN	6,612	7	0
	07/2026		1,089	SGD	1,391	0	(14)
	08/2026	HKD	94,350	$	12,058	7	0
	08/2026	ILS	62,533		21,019	0	(15)
	08/2026	PEN	32,530		9,459	0	(36)
	08/2026	$	26,308	BRL	137,754	172	0
	08/2026		2,920	INR	276,839	0	(1)
	08/2026		283	SGD	365	0	0
	09/2026	COP	206,045,998	$	53,368	0	(5,845)
	09/2026	INR	308,665		3,248	6	0
	09/2026	MXN	37,951		2,141	0	(16)
	09/2026	PEN	63,401		18,446	0	(42)
	10/2026	COP	8,511,581		2,413	0	(10)
	10/2026	HUF	1,353,963	EUR	3,675	0	(115)
	10/2026	$	8,628	BRL	45,754	44	0
BPS	07/2026	BRL	507,757	$	98,034	24	(349)
	07/2026	CAD	24,255		17,573	471	0
	07/2026	CHF	13,861		17,621	466	0
	07/2026	CNH	3,148,834		465,267	1,571	0
	07/2026	CNY	1,127		165	0	0
	07/2026	EUR	71,025		80,588	0	(565)
	07/2026	GBP	764,285		1,024,469	10,682	0
	07/2026	IDR	1,864,118,859		104,017	50	(104)
	07/2026	ILS	46,408		15,747	144	0
	07/2026	INR	3,412,522		35,530	0	(521)
	07/2026	JPY	5,736,306		36,006	726	0
	07/2026	KRW	8,039,688		5,272	74	0
	07/2026	NOK	37,875		3,851	25	0
	07/2026	THB	483,281		14,732	197	(25)
	07/2026	$	5,943	AUD	8,624	28	0
	07/2026		99,283	BRL	507,757	173	(1,097)
	07/2026		1,115	CAD	1,587	4	0
	07/2026		165	CNY	1,127	0	0
	07/2026		8,447	CZK	175,795	0	(171)
	07/2026		1,499	EUR	1,292	0	(23)
	07/2026		17,868	GBP	13,507	88	(40)
	07/2026		39,488	IDR	706,789,967	42	0
	07/2026		99,183	INR	9,401,963	198	(157)
	07/2026		9,313	JPY	1,506,200	0	(49)
	07/2026		24,729	KRW	37,935,600	0	(204)
	07/2026		2,887	KWD	882	0	(40)
	07/2026		3,012	NOK	28,605	0	(123)
	07/2026		441	PLN	1,655	0	(1)
	07/2026		2,423	SGD	3,131	0	(3)
	07/2026		641	TRY	30,429	7	0
	07/2026		1,821	TWD	57,467	0	(18)
	07/2026	ZAR	378,553	$	23,075	0	0
	08/2026	CZK	91,372	EUR	3,750	0	(12)
	08/2026	IDR	226,915,393	$	12,630	0	(7)
	08/2026	ILS	6,480		2,173	0	(7)
	08/2026	$	10,570	BRL	54,891	33	(52)
	08/2026		7,809	DKK	51,160	25	0
	08/2026		346	EUR	303	1	0
	08/2026		24,501	INR	2,325,298	15	0
	08/2026		1,628	JPY	262,900	0	(7)
	08/2026		77	NOK	762	0	0
	08/2026		37,832	TRY	1,846,015	470	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	09/2026	IDR	216,096,601	$	11,903	0	(92)
	09/2026	PEN	9,052		2,634	0	(7)
	09/2026	THB	552,941		17,027	278	0
	09/2026	$	70,311	IDR	1,247,103,082	122	(1,211)
	09/2026		3,761	INR	357,256	0	(8)
	09/2026		2,585	THB	84,725	0	(19)
	10/2026	BRL	31,532	$	6,089	113	0
	10/2026	$	8,939	BRL	47,565	76	0
	12/2026	MYR	252	$	62	0	0
	12/2026	$	7,838	IDR	142,709,720	30	0
	01/2027		47	TWD	1,476	0	(1)
	04/2027	BRL	396,133	$	72,981	788	(74)
	06/2027	$	2,865	KWD	869	0	(40)
	05/2029	KWD	10,107	$	34,746	1,784	0
	07/2029		1,468		5,051	260	0
	05/2030		7,030		24,210	1,241	0
	06/2031		3,527		11,866	321	0
BRC	07/2026	ILS	62,299		21,049	104	0
	07/2026	JPY	528,680		3,271	19	0
	07/2026	MYR	934,783		230,167	1,339	0
	07/2026	NZD	169,761		100,393	3,977	0
	07/2026	TRY	763,145		15,968	0	(202)
	07/2026	$	11	CNH	76	0	0
	07/2026		2,955	GBP	2,236	11	0
	07/2026		2,865	SGD	3,703	1	(4)
	07/2026		120,796	TRY	5,794,538	1,778	0
	07/2026		192	ZAR	3,165	1	0
	07/2026	ZAR	3,108,529	$	190,423	1,145	(199)
	08/2026	$	3,271	JPY	527,294	0	(19)
	01/2027	DKK	155,522	$	24,496	484	0
BSH	07/2026	BRL	67,600		13,061	0	(34)
	07/2026	EUR	2,960,756		3,452,050	69,090	0
	07/2026	JPY	23,219,950		146,041	3,233	0
	07/2026	PEN	69,301		20,278	96	(82)
	07/2026	$	13,250	BRL	67,600	0	(155)
	07/2026		108,463	NZD	191,970	566	0
	07/2026		2,467	PEN	8,418	0	(5)
	08/2026	NZD	191,970	$	108,586	0	(565)
	08/2026	$	2,977	BRL	15,518	6	0
	10/2026	BRL	702,600	$	129,691	0	(3,473)
	10/2026	PEN	48,439		14,287	177	0
	10/2026	$	137,957	BRL	702,600	0	(4,793)
	01/2027	PEN	47,960	$	14,119	195	0
	04/2027	BRL	74,400		13,691	118	0
CBK	07/2026	COP	67,727,893		17,797	0	(1,931)
	07/2026	EUR	123,071		143,506	2,885	0
	07/2026	HUF	243,847		798	15	0
	07/2026	IDR	54,984,695		3,072	0	(3)
	07/2026	INR	2,266,447		24,021	78	0
	07/2026	NOK	59,995		6,467	406	0
	07/2026	PEN	226,520		66,760	583	(53)
	07/2026	SEK	36,580		3,941	169	0
	07/2026	$	2,579	CAD	3,563	0	(67)
	07/2026		142	CNY	978	2	0
	07/2026		13,719	COP	47,846,628	218	0
	07/2026		141	CZK	2,938	0	(3)
	07/2026		7,641	DKK	48,964	0	(156)
	07/2026		10,568	EUR	9,100	0	(170)
	07/2026		7,898	GBP	5,874	0	(106)
	07/2026		93,719	HUF	28,922,915	2	(859)
	07/2026		19,842	IDR	356,006,654	45	0
	07/2026		23,390	INR	2,266,447	554	0
	07/2026		2,667	KRW	4,032,483	0	(60)
	07/2026		23,705	PEN	80,306	2	(221)
	07/2026		12,096	PLN	44,200	0	(346)
	07/2026		121,504	SEK	1,123,370	0	(5,649)
	07/2026		651	TWD	20,583	0	(5)
	08/2026	ILS	82,315	$	28,549	863	0
	08/2026	PEN	188,317		54,399	202	(789)
	08/2026	$	5,253	ILS	15,599	0	(5)
	08/2026		4,551	INR	432,051	4	0
	08/2026		619	KZT	326,907	57	0
	08/2026		88	SEK	859	0	0
	09/2026	COP	87,548,979	$	23,800	0	(1,360)
	09/2026	IDR	802,874,920		44,474	0	(91)
	09/2026	INR	237,845		2,476	0	(22)
	09/2026	MXN	3,040		175	3	0
	09/2026	PEN	31,040		9,040	0	(14)
	09/2026	THB	523,889		15,819	0	(50)
	09/2026	$	2,717	CLP	2,358,364	0	(156)
	09/2026		14,862	IDR	265,043,754	0	(150)
	09/2026		5,923	MXN	105,938	97	0
	10/2026	COP	27,054,826	$	7,639	0	(68)
	10/2026	PEN	39,017		11,496	131	0
	10/2026	$	1,175	NGN	1,678,987	0	(4)
	11/2026	COP	22,020,354	$	6,080	0	(157)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	12/2026	PEN	22,349		6,378	0	(118)
	12/2026	$	24,631	IDR	447,794,154	59	0
	03/2027	PEN	174,225	$	50,000	0	(485)
	05/2027		10,654		3,000	0	(82)
DUB	07/2026	CNY	416		61	0	0
	07/2026	IDR	47,677,314		2,666	3	0
	07/2026	SGD	283		219	0	0
	07/2026	$	29,497	CNH	200,655	52	0
	07/2026		21	CNY	146	0	0
	07/2026		9,124	CZK	189,965	0	(181)
	07/2026		4,124	KZT	2,214,690	477	0
	07/2026		5,000	NOK	46,461	0	(307)
	07/2026		19,827	PEN	67,640	0	(57)
	07/2026		11,811	PLN	43,825	0	(162)
	07/2026		125	SGD	159	0	(2)
	07/2026	ZAR	870,115	$	53,751	714	0
	08/2026	CNH	1,123,231		165,701	0	(57)
	08/2026	$	219	SGD	283	0	0
	09/2026	IDR	602,869,005	$	33,467	7	(3)
	09/2026	PEN	237,329		69,013	54	(252)
	09/2026	THB	4,687,333		144,926	2,943	0
	09/2026	$	10,437	IDR	189,517,883	83	0
	12/2026		8,017		145,274,988	0	(7)
	01/2027	DKK	196,080	$	31,064	790	0
FAR	07/2026	CNH	3,013,789		445,465	1,657	0
	07/2026	INR	505,102		5,353	17	0
	07/2026	JPY	350,200		2,164	10	0
	07/2026	SEK	656,044		67,609	0	(50)
	07/2026	SGD	391,875		307,156	4,259	(2)
	07/2026	$	1,196,207	CNH	8,130,856	1,136	0
	07/2026		3,655,590	EUR	3,205,257	6,737	0
	07/2026		259,245	GBP	195,967	696	0
	07/2026		5,293	INR	505,102	43	0
	07/2026		607,634	JPY	98,315,254	0	(2,971)
	07/2026		61,847	PLN	226,773	0	(1,565)
	08/2026	AUD	536,834	$	369,386	0	(2,072)
	08/2026	CNH	8,112,793		1,196,207	0	(1,019)
	08/2026	EUR	3,205,257		3,660,519	0	(6,719)
	08/2026	GBP	516,447		683,220	0	(1,806)
	08/2026	ILS	41,229		14,401	535	0
	08/2026	JPY	98,057,981		607,634	2,986	0
	08/2026	$	2,164	JPY	349,286	0	(10)
	08/2026		67,609	SEK	654,881	51	0
	08/2026		713	SGD	922	2	0
	09/2026	COP	36,735,310	$	10,106	0	(451)
	09/2026	PEN	204,245		59,381	109	(300)
	09/2026	$	41,223	BRL	211,954	0	(769)
	09/2026		2,586	INR	247,834	17	0
	09/2026		4,807	MXN	84,877	16	0
	12/2026	PEN	85,820	$	24,893	0	(62)
GLM	07/2026	BRL	601,078		116,099	57	(393)
	07/2026	COP	47,531,291		12,495	0	(1,350)
	07/2026	IDR	340,917,775		19,047	0	(20)
	07/2026	KRW	7,587,041		4,914	12	0
	07/2026	MYR	55,316		13,606	65	0
	07/2026	RON	4,120		910	12	0
	07/2026	$	116,765	BRL	601,078	252	(581)
	07/2026		621,915	CAD	884,986	2,083	0
	07/2026		16,728	COP	58,479,810	306	0
	07/2026		19,014	IDR	340,917,775	53	0
	07/2026		4,914	KRW	7,585,960	0	(9)
	07/2026		4	PLN	15	0	0
	08/2026	CAD	883,728	$	621,915	0	(2,084)
	08/2026	CNH	2,655,607		392,096	201	0
	08/2026	$	4,000	BRL	20,439	0	(71)
	08/2026		2,982	INR	286,041	29	0
	09/2026	IDR	342,914,226	$	19,014	0	(20)
	09/2026	MXN	29,075		1,659	7	0
	09/2026	THB	2,787,744		85,833	1,390	0
	09/2026	$	77,828	BRL	407,496	98	(150)
	09/2026		46,084	IDR	827,845,332	115	(249)
	09/2026		12,408	INR	1,193,214	126	0
	10/2026		43,597	BRL	231,555	290	0
	11/2026	COP	60,206,089	$	16,728	0	(314)
	04/2027	BRL	207,700		38,382	534	(43)
IND	07/2026	$	13,665	DKK	87,535	0	(284)
JPM	07/2026	AUD	808,373	$	576,287	16,610	0
	07/2026	BRL	172,000		33,199	0	(120)
	07/2026	CNH	105,847		15,680	93	0
	07/2026	HUF	682,567		2,232	40	0
	07/2026	ILS	155,072		51,932	0	(185)
	07/2026	INR	266,692		2,827	9	0
	07/2026	KRW	2,344,438		1,515	0	0
	07/2026	NOK	67,634		6,833	0	0
	07/2026	NZD	12,967		7,661	296	0
	07/2026	$	33,530	BRL	172,000	56	(268)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	07/2026		48	CHF	38	0	(2)
	07/2026		599	CZK	12,544	0	(8)
	07/2026		12,366	GBP	9,215	0	(143)
	07/2026		2,901	IDR	52,157,918	12	0
	07/2026		2,824	INR	266,692	0	(7)
	07/2026		2,275	KRW	3,492,969	1	(17)
	07/2026		7,594	NZD	13,466	54	0
	07/2026		51,293	PLN	188,325	44	(1,276)
	07/2026		10,527	THB	351,873	68	0
	07/2026		806	ZAR	13,162	1	(5)
	08/2026	CZK	235,802	EUR	9,664	0	(44)
	08/2026	HKD	350,505	$	44,805	36	0
	08/2026	ILS	141,595		48,724	1,099	0
	08/2026	$	9,857	INR	935,694	10	(2)
	08/2026		6,833	NOK	67,664	0	0
	09/2026	IDR	54,194,634	$	3,000	1	(10)
	09/2026	INR	2,535,545		26,587	3	(49)
	09/2026	MXN	93,257		5,288	7	(18)
	09/2026	THB	2,447,444		74,939	911	(107)
	09/2026	$	5,785	INR	551,809	4	0
	09/2026		32,551	MXN	568,432	0	(250)
	09/2026		49,889	THB	1,623,989	0	(697)
	10/2026		7,447	BRL	39,540	47	0
	12/2026		258,813	MXN	4,564,410	0	(1,293)
	01/2027	DKK	404,291	$	63,767	1,346	0
	04/2027	BRL	189,500		34,679	205	(96)
MBC	07/2026	AUD	18,229		13,079	458	0
	07/2026	CHF	48,058		60,237	889	(129)
	07/2026	DKK	177,265		27,044	0	(54)
	07/2026	EUR	111,418		128,771	1,465	0
	07/2026	IDR	4,687,659		262	0	0
	07/2026	JPY	21,333,816		134,269	3,060	0
	07/2026	KRW	427,049,467		281,715	5,612	0
	07/2026	NOK	21,812		2,195	0	(9)
	07/2026	NZD	14,897		8,710	250	0
	07/2026	SEK	409,848		42,099	0	(169)
	07/2026	$	16,304	AUD	23,496	50	(87)
	07/2026		4,710	CAD	6,569	0	(78)
	07/2026		1,999	CHF	1,586	0	(36)
	07/2026		55,533	EUR	47,821	0	(893)
	07/2026		3,892	GBP	2,931	9	(14)
	07/2026		262	IDR	4,687,659	0	0
	07/2026		115,417	INR	11,134,747	2,098	0
	07/2026		7,947	JPY	1,268,800	0	(144)
	07/2026		7,699	NOK	71,386	0	(487)
	07/2026		9,292	NZD	16,323	43	(64)
	07/2026		1,591	SEK	15,418	10	(11)
	07/2026		7,510	SGD	9,638	0	(60)
	08/2026	CNH	1,727,496	$	254,976	45	0
	08/2026	ILS	2,679		895	0	(6)
	08/2026	$	27,044	DKK	176,958	54	0
	08/2026		3,435	INR	326,312	5	0
	08/2026		2,195	NOK	21,821	9	0
	08/2026		42,099	SEK	409,121	170	0
	09/2026	IDR	241,188,320	$	13,357	0	(30)
	09/2026	MXN	9,527		540	0	(1)
	09/2026	THB	310,667		9,304	0	(106)
	09/2026	$	14,529	INR	1,392,754	98	(4)
MYI	07/2026		9,227	GBP	6,870	0	(114)
	07/2026		3,550	JPY	567,800	0	(58)
	07/2026		1,058	SEK	10,265	1	0
	08/2026		1,057	DKK	6,920	3	0
	10/2026		11,629	PEN	39,982	16	0
	12/2026	PEN	39,982	$	11,597	0	(29)
	01/2027	$	38,601	TWD	1,207,748	0	(899)
NGF	07/2026	IDR	315,560,610	$	17,630	0	(19)
	07/2026	$	17,697	IDR	315,560,610	0	(48)
	07/2026		7,018	TRY	330,381	33	0
	08/2026		4,705	SEK	45,711	18	0
	09/2026	IDR	317,330,340	$	17,697	84	0
	09/2026	$	9,094	IDR	161,815,015	0	(112)
RYL	07/2026		344	CZK	7,323	0	0
SCX	07/2026	CAD	14,634	$	10,286	0	(32)
	07/2026	JPY	498,846		3,139	71	0
	07/2026	NZD	12,766		7,216	0	(34)
	07/2026	$	3,264	EUR	2,800	0	(65)
	07/2026		6,742	IDR	120,977,797	15	0
	07/2026		14,053	JPY	2,232,900	0	(321)
	07/2026		1,183	PEN	4,051	2	0
	08/2026	HKD	330,769	$	42,291	43	0
	08/2026	$	7,415	INR	710,477	66	0
	08/2026		0	JPY	15	0	0
	09/2026	IDR	360,773,713	$	19,985	0	(40)
	09/2026	PEN	4,064		1,183	0	(2)
	09/2026	THB	198,789		5,980	0	(42)
	09/2026	$	24,865	IDR	446,578,660	54	(131)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	09/2026		25,386	THB	830,262	0	(237)
	11/2026	NGN	339,675	$	210	0	(23)
SOG	07/2026	CNH	701,085		103,638	397	0
	07/2026	GBP	6,448	EUR	7,433	0	(59)
	07/2026	JPY	56,341,657	$	354,646	8,130	0
	07/2026	SGD	3,733		2,881	0	(5)
	07/2026	$	302,904	AUD	438,991	1,032	0
	07/2026		3,601	CAD	4,971	0	(96)
	07/2026		243,385	CHF	196,903	306	0
	07/2026		14,309	DKK	91,901	0	(261)
	07/2026		274,050	GBP	207,206	798	0
	07/2026		315,536	SGD	408,619	305	0
	08/2026	AUD	438,991	$	302,710	0	(1,047)
	08/2026	CAD	6,938		4,891	0	(8)
	08/2026	CHF	196,196		243,385	0	(309)
	08/2026	GBP	207,206		274,042	0	(800)
	08/2026	SGD	407,701		315,536	0	(319)
	08/2026	$	7	JPY	1,111	0	0
	08/2026		2,881	SGD	3,725	5	0
	09/2026		4,544	THB	148,038	0	(59)
SSB	07/2026	CAD	885,924	$	642,470	17,809	0
	07/2026	CHF	137,543		174,974	4,747	0
	07/2026	$	5,345	CAD	7,577	0	(2)
	07/2026		1,161	CHF	940	2	0
	07/2026		17	DKK	110	0	0
	07/2026		2,174	JPY	351,300	0	(14)
	08/2026	CAD	7,567	$	5,345	2	0
	09/2026	COP	337,453,348		87,011	0	(9,967)
UAG	07/2026	$	10,371	ILS	30,271	0	(198)
	07/2026		12,023	PLN	43,934	0	(344)
	09/2026	COP	72,956,413	$	18,873	0	(2,093)
	09/2026	MXN	38,578		2,200	8	0
	09/2026	THB	57,380		1,749	11	0
	10/2026	HUF	171,233	EUR	461	0	(19)

Total Forward Foreign Currency Contracts						$219,646	$(85,133)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	34,009	$345	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	7,572	52	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	41,977	300	107
BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	15,897	57	3
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	205	2	1
GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	100,026	415	161
	Call - OTC USD versus JPY		165.000	08/06/2026	100,027	216	361
MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	64,900	597	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	64,900	519	0

Total Purchased Options						$2,503	$633

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	58,320	$(769)	$(157)
	Call - OTC EUR versus HUF		387.250	10/20/2026	20,414	(262)	(71)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	34,009	(121)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	7,572	(17)	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	41,977	(300)	(58)
BPS	Put - OTC USD versus SGD		1.237	11/05/2026	205	(1)	0
GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	100,027	(518)	(1,033)
MBC	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	64,900	(201)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	64,900	(168)	0
UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	2,490	(32)	(8)

Total Written Options						$(2,389)	$(1,327)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.156%	$22,200	$(741)	$124	$0	$(617)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.200	61,300	(2,263)	227	0	(2,036)

							$(3,004)	$351	$0	$(2,653)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	%	$3,934	$0	$15	$15	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)

									Swap Agreements, at Value(7)
Counterparty	Index/ Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	3,500	$812	$(68)	$744	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		52,530	11,027	144	11,171	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,000	1,132	(69)	1,063	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		15,900	3,285	97	3,382	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		66,000	14,171	(135)	14,036	0

							$30,427	$(31)	$30,396	$0

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ ( Depreciation)	Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$669,022	JPY	100,353,300	$8,564	$559	$9,123	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	38,473		6,078,800	103	261	364	0
FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	154,931		22,750,000	651	1,031	1,682	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	466,806		73,755,300	2,311	3,171	5,482	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	593,871		92,050,000	383	288	671	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.323% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/22/2045	165,634	GBP	123,405	(154)	536	382	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	15,306	JPY	2,250,000	17	91	108	0

								$11,875	$5,937	$17,812	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/17/2032	CNY	1,859,200	$(211)	$434	$223	$0
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		4,522,760	(4,162)	4,705	543	0
CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		140,600	(126)	143	17	0
JPM	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		1,305,600	(1,377)	1,534	157	0
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		3,711,600	(2,935)	3,381	446	0

								$(8,811)	$10,197	$1,386	$0

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	IBOXIG Index	719,253	1.249% (SOFR plus a specified spread)	Maturity	09/21/2026	$	244,000	$0	$(4,496)	$0	$(4,496)
CBK	Receive	SIBCSORA Index	N/A	1.295	Semi-Annual	08/26/2026	SGD	1,550	0	24	24	0
MYC	Receive	IBOXIG Index	7,300	342.460%	Maturity	09/21/2026	$	2,500	0	(22)	0	(22)
	Receive	IBOXIG Index	11,963	342.730%	Maturity	09/21/2026		4,100	0	(33)	0	(33)

									$0	$(4,527)	$24	$(4,551)

Total Swap Agreements									$30,487	$11,942	$49,633	$(7,204)

(o)

Securities with an aggregate market value of $15,771 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,855	$0	$3,855
Australia
Corporate Bonds & Notes	0	34,986	0	34,986
Non-Agency Mortgage-Backed Securities	0	0	175,648	175,648
Sovereign Issues	0	625,201	0	625,201
Belgium
Corporate Bonds & Notes	0	8,141	0	8,141
Bermuda
Asset-Backed Securities	0	21,928	0	21,928
Brazil
Sovereign Issues	0	387,457	0	387,457
Bulgaria
Sovereign Issues	0	36,668	0	36,668
Canada
Corporate Bonds & Notes	0	94,358	0	94,358
Non-Agency Mortgage-Backed Securities	0	13,580	0	13,580
Sovereign Issues	0	454,856	0	454,856
Cayman Islands
Asset-Backed Securities	0	314,493	114,330	428,823
Corporate Bonds & Notes	0	48,456	7,659	56,115
Sovereign Issues	0	9,821	0	9,821
Chile
Sovereign Issues	0	15,844	0	15,844
China
Sovereign Issues	0	1,553,169	0	1,553,169
Colombia
Sovereign Issues	0	287,566	0	287,566
Costa Rica
Sovereign Issues	0	45,783	0	45,783
Denmark
Corporate Bonds & Notes	0	80,781	0	80,781
Egypt
Sovereign Issues	0	17,585	0	17,585
France
Corporate Bonds & Notes	0	99,650	0	99,650
Sovereign Issues	0	589,157	0	589,157
Germany
Corporate Bonds & Notes	0	26,521	0	26,521
Hungary
Sovereign Issues	0	5,832	0	5,832
Ireland
Asset-Backed Securities	0	598,074	40,837	638,911
Loan Participations and Assignments	0	0	83,466	83,466
Non-Agency Mortgage-Backed Securities	0	13,997	0	13,997
Israel
Sovereign Issues	0	156,500	0	156,500
Italy
Corporate Bonds & Notes	0	49,134	0	49,134
Sovereign Issues	0	233,125	0	233,125
Japan
Corporate Bonds & Notes	0	154,816	0	154,816
Sovereign Issues	0	701,711	0	701,711
Jersey, Channel Islands
Asset-Backed Securities	0	88,563	0	88,563
Corporate Bonds & Notes	0	0	18,688	18,688
Kazakhstan
Sovereign Issues	0	8,359	0	8,359
Kuwait
Sovereign Issues	0	116,600	0	116,600
Luxembourg
Corporate Bonds & Notes	0	1,464	0	1,464
Loan Participations and Assignments	0	0	13,105	13,105
Sovereign Issues	0	98,922	0	98,922
Malaysia
Corporate Bonds & Notes	0	9,620	0	9,620
Sovereign Issues	0	248,503	0	248,503
Mexico
Sovereign Issues	0	4,828	0	4,828
Netherlands
Asset-Backed Securities	0	19,676	0	19,676
Corporate Bonds & Notes	0	15,456	0	15,456
New Zealand
Sovereign Issues	0	153	0	153
Nigeria
Loan Participations and Assignments	0	8,622	0	8,622
Norway
Sovereign Issues	0	14,110	0	14,110
Peru
Sovereign Issues	0	377,583	0	377,583
Poland
Sovereign Issues	0	24,437	0	24,437
Qatar
Corporate Bonds & Notes	0	74,561	0	74,561
Sovereign Issues	0	60,624	0	60,624

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Romania
Sovereign Issues	0	115,438	0	115,438
Saudi Arabia
Corporate Bonds & Notes	0	2,368	0	2,368
Sovereign Issues	0	224,309	0	224,309
Serbia
Loan Participations and Assignments	0	0	18,739	18,739
Singapore
Asset-Backed Securities	0	0	13,308	13,308
Slovakia
Corporate Bonds & Notes	0	21,906	0	21,906
South Africa
Sovereign Issues	0	423,502	0	423,502
South Korea
Sovereign Issues	0	323,050	0	323,050
Spain
Sovereign Issues	0	681,690	0	681,690
Supranational
Corporate Bonds & Notes	0	10,213	0	10,213
Sovereign Issues	0	266,157	0	266,157
Switzerland
Corporate Bonds & Notes	0	58,893	0	58,893
Thailand
Sovereign Issues	0	136,129	0	136,129
United Arab Emirates
Corporate Bonds & Notes	0	92,231	0	92,231
Sovereign Issues	0	52,329	0	52,329
United Kingdom
Asset-Backed Securities	0	7,517	0	7,517
Corporate Bonds & Notes	0	362,633	0	362,633
Loan Participations and Assignments	0	0	21,224	21,224
Non-Agency Mortgage-Backed Securities	0	330,989	0	330,989
Sovereign Issues	0	752,655	0	752,655
United States
Asset-Backed Securities	0	493,630	21,956	515,586
Corporate Bonds & Notes	0	1,368,977	0	1,368,977
Loan Participations and Assignments	0	0	7,770	7,770
Municipal Bonds & Notes	0	21,813	0	21,813
Non-Agency Mortgage-Backed Securities	0	585,086	34,369	619,455
Sovereign Issues	0	3,296	0	3,296
U.S. Government Agencies	0	8,005,969	0	8,005,969
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	1,417,590	0	1,417,590
Short-Term Instruments
Commercial Paper	0	425,172	0	425,172
Mutual Funds	3,570	0	0	3,570
Egypt Treasury Bills	0	2,014	0	2,014
Hungary Treasury Bills	0	104,686	0	104,686
Nigeria Treasury Bills	0	8,781	0	8,781
U.S. Treasury Bills	0	33,501	0	33,501

	$3,570	$24,187,650	$571,099	$24,762,319
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,202,511	$0	$0	$2,202,511

Total Investments	$2,206,081	$24,187,650	$571,099	$26,964,830

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,579,210)	$0	$(2,579,210)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,959	41,205	0	48,164
Over the counter	0	269,897	15	269,912

	$6,959	$311,102	$15	$318,076
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,255)	(24,525)	0	(30,780)
Over the counter	0	(93,664)	0	(93,664)

	$(6,255)	$(118,189)	$0	$(124,444)

Total Financial Derivative Instruments	$704	$192,913	$15	$193,632

Totals	$2,206,785	$21,801,353	$571,114	$24,579,252

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$175,593	$0	$0	$0	$0	$55	$0	$0	$175,648	$55
Cayman Islands
Asset-Backed Securities	76,694	42,100	(4,954)	12	134	344	0	0	114,330	354
Corporate Bonds & Notes	7,795	0	0	0	0	(136)	0	0	7,659	(136)
Ireland
Asset-Backed Securities	0	40,719	0	0	0	118	0	0	40,837	118
Loan Participations and Assignments	40,035	44,691	0	21	0	(1,281)	0	0	83,466	(1,281)
Jersey, Channel Islands
Corporate Bonds & Notes	18,757	0	0	0	0	(69)	0	0	18,688	(69)
Luxembourg
Loan Participations and Assignments	13,259	0	0	4	0	(158)	0	0	13,105	(158)
Serbia
Loan Participations and Assignments	22,385	0	(3,220)	3	229	(658)	0	0	18,739	(448)
Singapore
Asset-Backed Securities	13,400	0	(66)	0	0	(26)	0	0	13,308	(26)
United Kingdom
Loan Participations and Assignments	24,998	0	(3,729)	3	0	(48)	0	0	21,224	(48)
United States
Asset-Backed Securities	105,051	20	(83,297)	10	(452)	624	0	0	21,956	136
Loan Participations and Assignments	18,946	0	(11,059)	0	0	(117)	0	0	7,770	(90)
Non-Agency Mortgage-Backed Securities	36,529	0	(2,224)	11	108	(55)	0	0	34,369	(2)

	$553,442	$127,530	$(108,549)	$64	$19	$(1,407)	$0	$0	$571,099	$(1,595)
Financial Derivative Instruments - Assets
Over the counter	$86	$0	$(41)	$0	$(2)	$(28)	$0	$0	$15	$(5)

Totals	$553,528	$127,530	$(108,590)	$64	$17	$(1,435)	$0	$0	$571,114	$(1,600)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$175,648	Discounted Cash Flow	Discount Rate	5.814 - 7.734	5.962
Cayman Islands
Asset-Backed Securities	72,230	Discounted Cash Flow	Discount Rate	89.962- 98.449	94.475
	42,100	Discounted Cash Flow	Discount Rate	100.000
Corporate Bonds & Notes	7,659	Discounted Cash Flow	Discount Rate	6.340	—
Ireland
Asset-Backed Securities	40,837	Discounted Cash Flow	Discount Rate	100.000	—
Loan Participations and Assignments	39,595	Discounted Cash Flow	Discount Rate	4.540	—
	43,871	Proxy pricing	Base Price	99.176	—
Jersey, Channel Islands
Corporate Bonds & Notes	18,688	Discounted Cash Flow	Discount Rate	5.382	—
Luxembourg
Loan Participations and Assignments	13,105	Discounted Cash Flow	Discount Rate	4.590	—
Serbia
Loan Participations and Assignments	18,739	Discounted Cash Flow	Discount Rate	5.000	—

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Singapore
Asset-Backed Securities	13,308	Discounted Cash Flow	Discount Rate	5.341	—
United Kingdom
Loan Participations and Assignments	21,224	Discounted Cash Flow	Discount Rate	9.012 - 9.960	9.072
United States
Asset-Backed Securities	21,956	Discounted Cash Flow	Discount Rate	6.920 - 495.216	7.324
Loan Participations and Assignments	7,770	Discounted Cash Flow	Discount Rate	4.580	—
Non-Agency Mortgage-Backed Securities	34,369	Discounted Cash Flow	Discount Rate	5.836 - 7.397	6.245
Financial Derivative Instruments - Assets
Over the counter	15	Indicative Market Quotation	Broker Quote	0.053	—

Total	$571,114

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust